UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Fund

Parametric Emerging Markets Fund

Parametric International Equity Fund

Parametric Volatility Risk Premium – Defensive Fund

Eaton Vance

Emerging Markets Debt Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 76.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 6.4%
Republic of Albania, 3.50%, 10/9/25(1)	EUR	270	$305,206
Republic of Albania, 5.75%, 11/12/20(1)	EUR	150	184,381

Total Albania			$489,587

Angola — 2.6%
Republic of Angola, 8.25%, 5/9/28(1)	USD	200	$200,657

Total Angola			$200,657

Argentina — 5.2%
Republic of Argentina, 6.25%, 11/9/47	EUR	220	$185,367
Republic of Argentina, 6.625%, 7/6/28	USD	270	216,473

Total Argentina			$401,840

Armenia — 2.6%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	200	$202,726

Total Armenia			$202,726

Bahamas — 2.7%
Commonwealth of Bahamas, 5.75%, 1/16/24(1)	USD	200	$203,000

Total Bahamas			$203,000

Bahrain — 5.1%
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	200	$202,411
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	200	185,383

Total Bahrain			$387,794

Barbados — 2.4%
Government of Barbados, 7.25%, 12/15/21(1)(2)	USD	350	$186,795

Total Barbados			$186,795

Brazil — 1.6%
Federative Republic of Brazil, 8.875%, 4/15/24	USD	100	$120,125

Total Brazil			$120,125

Colombia — 2.5%
Republic of Colombia, 2.625%, 3/15/23	USD	200	$187,875

Total Colombia			$187,875

Dominican Republic — 2.9%
Dominican Republic, 8.625%, 4/20/27(1)	USD	200	$225,750

Total Dominican Republic			$225,750

Egypt — 4.0%
Arab Republic of Egypt, 4.75%, 4/16/26(1)	EUR	100	$106,383
Arab Republic of Egypt, 6.125%, 1/31/22(1)	USD	200	197,907

Total Egypt			$304,290

1

Security	Principal Amount (000’s omitted)		Value
El Salvador — 2.4%
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	180	$182,095

Total El Salvador			$182,095

Fiji — 2.6%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	200	$200,496

Total Fiji			$200,496

Georgia — 2.8%
Republic of Georgia, 6.875%, 4/12/21(1)	USD	200	$210,716

Total Georgia			$210,716

Honduras — 4.0%
Republic of Honduras, 8.75%, 12/16/20(1)	USD	285	$307,954

Total Honduras			$307,954

Indonesia — 4.1%
Republic of Indonesia, 3.70%, 1/8/22(1)	USD	320	$314,940

Total Indonesia			$314,940

Macedonia — 2.4%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	170	$187,132

Total Macedonia			$187,132

Mongolia — 2.5%
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	200	$191,102

Total Mongolia			$191,102

Romania — 2.5%
Romania Government Bond, 6.75%, 2/7/22(1)	USD	180	$194,317

Total Romania			$194,317

Serbia — 2.6%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	200	$201,928

Total Serbia			$201,928

Sri Lanka — 4.6%
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	400	$351,948

Total Sri Lanka			$351,948

Tunisia — 2.2%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	156	$165,196

Total Tunisia			$165,196

Turkey — 6.0%
Republic of Turkey, 6.125%, 10/24/28	USD	215	$192,233
Republic of Turkey, 6.25%, 9/26/22	USD	275	267,093

Total Turkey			$459,326

Total Foreign Government Bonds (identified cost $6,272,445)			$5,877,589

Foreign Corporate Bonds — 6.5%
Security	Principal Amount (000’s omitted)		Value
China — 2.4%
State Grid Overseas Investment 2016, Ltd., 2.875%, 5/18/26(1)		$200	$182,112

Total China			$182,112

2

Security	Principal Amount (000’s omitted)	Value
India — 2.3%
Export-Import Bank of India, 3.375%, 8/5/26(1)	$200	$181,427

Total India		$181,427

Vietnam — 1.8%
Debt and Asset Trading Corp., 1.00%, 10/10/25(1)	$200	$138,000

Total Vietnam		$138,000

Total Foreign Corporate Bonds (identified cost $515,240)		$501,539

Sovereign Loans — 7.9%

Borrower	Principal Amount (000’s omitted)	Value
Nigeria — 2.6%
Bank of Industry Limited, Term Loan, 8.32%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(3)(4)	$200	$203,249

Total Nigeria		$203,249

Tanzania — 5.3%
Government of the United Republic of Tanzania, Term Loan, 7.53%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(4)	$400	$404,472

Total Tanzania		$404,472

Total Sovereign Loans (identified cost $595,855)		$607,721

Short-Term Investments — 4.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(5)	349,108	$349,074

Total Short-Term Investments (identified cost $349,086)		$349,074

Total Investments — 95.7% (identified cost $7,732,626)		$7,335,923

Other Assets, Less Liabilities — 4.3%		$325,968

Net Assets — 100.0%		$7,661,891

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $5,209,962 or 68.0% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest payments.

3

(3)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $6,537.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	114,911	EUR	97,161	Barclays Bank PLC	11/15/18	$4,751	$—
USD	111,967	EUR	96,632	Citibank, N.A.	11/15/18	2,407	—
USD	503,884	EUR	440,024	Citibank, N.A.	1/29/19	1,420	—
USD	193,662	EUR	169,119	Citibank, N.A.	1/29/19	546	—
USD	182,208	EUR	159,116	Citibank, N.A.	1/29/19	514	—
USD	76,159	EUR	66,507	Citibank, N.A.	1/29/19	215	—

						$9,853	$—

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	13	Long	12/31/18	$1,460,977	$(7,675)
U.S. 10-Year Treasury Note	14	Long	12/19/18	1,658,125	(17,223)

					$(24,898)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	165	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	5/9/23	$(1,314)	$(37)	$(1,351)
EUR	30	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	5/15/23	(241)	—	(241)
EUR	370	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(1,290)	413	(877)
EUR	66	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(782)	(15)	(797)

4

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	22	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	$(745)	$572	$(173)
EUR	50	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	311	(44)	267
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	466	(24)	442
USD	173	Receives	3-month USD-LIBOR (pays quarterly)	3.10% (pays semi-annually)	10/31/23	218	(150)	68
USD	213	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	5/17/28	(354)	33	(321)
USD	109	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/1/48	2,851	155	3,006
USD	9	Receives	3-month USD-LIBOR (pays quarterly)	3.22% (pays semi-annually)	10/9/48	91	(68)	23

						$(789)	$835	$46

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$200	1.00% (pays quarterly)(1)	12/20/23	2.05%	$(9,293)	$16,822	$7,529
Mexico	200	1.00% (pays quarterly)(1)	12/20/23	1.45	(3,920)	1,666	(2,254)
Russia	200	1.00% (pays quarterly)(1)	12/20/23	1.46	(4,059)	5,292	1,233

Total	$600				$(17,272)	$23,780	$6,508

5

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Depreciation
Turkey	Citibank, N.A.	$210	1.00% (pays quarterly)(1)	6/20/23	3.78%	$(22,665)	$13,739	$(8,926)

Total		$210				$(22,665)	$13,739	$(8,926)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $810,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

6

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(22,665)
Credit	Credit Default Swaps (Centrally Cleared)	—	(17,272)

Total		$—	$(39,937)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$9,853	$—

Total		$9,853	$—

Interest Rate	Futures Contracts*	$—	$(24,898)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	3,937	(4,726)

Total		$3,937	$(29,624)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$5,877,589	$—	$5,877,589
Foreign Corporate Bonds	—	501,539	—	501,539
Sovereign Loans	—	607,721	—	607,721
Short-Term Investments	—	349,074	—	349,074
Total Investments	$—	$7,335,923	$—	$7,335,923
Forward Foreign Currency Exchange Contracts	$—	$9,853	$—	$9,853
Swap Contracts	—	3,937	—	3,937
Total	$—	$7,349,713	$—	$7,349,713

Liability Description
Futures Contracts	$(24,898)	$—	$—	$(24,898)
Swap Contracts	—	(44,663)	—	(44,663)
Total	$(24,898)	$(44,663)	$—	$(69,561)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

7

Parametric Emerging Markets Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	162,806	$1,302,448
Arcos Dorados Holdings, Inc., Class A	244,014	1,759,341
Banco Macro SA, Class B ADR	6,487	289,904
BBVA Banco Frances SA ADR	25,288	277,409
Cresud SA ADR	42,441	504,199
Grupo Financiero Galicia SA, Class B ADR	30,387	700,724
IRSA Inversiones y Representaciones SA ADR	35,110	469,421
MercadoLibre, Inc.	12,222	3,966,039
Pampa Energia SA ADR(1)	50,499	1,672,022
Transportadora de Gas del Sur SA ADR	20,764	301,701
YPF SA ADR(1)	121,524	1,822,860

		$13,066,068

Bahrain — 0.8%
Ahli United Bank BSC	9,080,714	$6,181,971
Al Salam Bank-Bahrain BSC	9,267,781	2,269,842
GFH Financial Group BSC	8,992,415	3,090,971
Ithmaar Holding BSC(1)	14,771,027	1,431,489

		$12,974,273

Bangladesh — 0.7%
ACI, Ltd.	60,159	$251,689
Aftab Automobiles, Ltd.	349,827	191,764
Bangladesh Export Import Co., Ltd.	1,917,150	563,395
Bangladesh Submarine Cable Co., Ltd.	192,647	191,274
Beximco Pharmaceuticals, Ltd.	116,421	104,853
BSRM Steels, Ltd.	1,175,254	875,422
City Bank, Ltd. (The)	823,810	313,145
Grameenphone, Ltd.	284,067	1,287,756
Heidelberger Cement Bangladesh, Ltd.	146,500	603,814
Islami Bank Bangladesh, Ltd.	1,269,074	354,908
Jamuna Oil Co., Ltd.	135,692	295,172
Khulna Power Co., Ltd.	291,430	404,073
LankaBangla Finance, Ltd.	829,367	230,761
Meghna Petroleum, Ltd.	128,418	283,933
National Bank, Ltd.(1)	3,385,339	359,382
Olympic Industries, Ltd.	516,775	1,347,013
Orion Pharma, Ltd.	258,206	112,701
Padma Oil Co., Ltd.	130,011	355,187
Pubali Bank, Ltd.	1,524,739	440,017
Renata, Ltd.	12,574	189,160
Singer Bangladesh, Ltd.	142,500	370,223
Social Islami Bank, Ltd.(1)	1,771,193	295,679
Southeast Bank, Ltd.(1)	1,875,226	335,874
Square Pharmaceuticals, Ltd.	309,275	985,276
Summit Power, Ltd.	912,732	475,134

Security	Shares	Value
Titas Gas Transmission & Distribution Co., Ltd.	623,246	$282,934
Unique Hotel & Resorts, Ltd.	642,240	399,772
United Airways Bangladesh, Ltd.(1)	6,170,401	227,955
United Commercial Bank, Ltd.	1,220,971	251,740

		$12,380,006

Botswana — 0.5%
Barclays Bank of Botswana, Ltd.	1,539,465	$741,959
Botswana Insurance Holdings, Ltd.	859,111	1,380,445
First National Bank of Botswana, Ltd.	7,940,100	1,711,551
Letshego Holdings, Ltd.	17,758,614	2,966,465
Sechaba Breweries Holdings, Ltd.	1,220,550	2,239,709
Standard Chartered Bank Botswana, Ltd.(1)	531,120	187,612

		$9,227,741

Brazil — 6.3%
AES Tiete Energia SA	98,400	$272,342
AMBEV SA	1,191,950	5,233,498
B2W Cia Digital(1)	81,770	758,045
B3 SA - Brasil Bolsa Balcao	216,800	1,546,116
Banco Bradesco SA, PFC Shares	311,222	2,868,444
Banco do Brasil SA	99,398	1,141,815
Banco do Estado do Rio Grande do Sul, PFC Shares	93,300	497,901
BB Seguridade Participacoes SA	51,500	366,444
BR Malls Participacoes SA(1)	146,211	498,960
Bradespar SA, PFC Shares	50,800	471,758
Braskem SA, PFC Shares	26,060	365,183
BRF SA(1)	288,140	1,695,624
CCR SA	634,000	1,868,865
Centrais Eletricas Brasileiras SA, PFC Shares	246,600	1,762,612
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,325,610
Cia de Saneamento Basico do Estado de Sao Paulo	147,660	1,108,987
Cia de Saneamento de Minas Gerais-COPASA	34,800	479,710
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	558,236
Cia Energetica de Minas Gerais SA, PFC Shares	540,555	1,602,129
Cia Energetica de Sao Paulo, Class B, PFC Shares	78,800	420,309
Cia Hering	68,200	415,083
Cia Paranaense de Energia, PFC Shares	59,600	420,075
Cia Siderurgica Nacional SA(1)	81,200	208,809
Cielo SA	1,724,706	6,117,458
Construtora Tenda SA(1)	55,284	423,822
Cosan SA	56,800	492,221
CPFL Energia SA	84,972	574,243
Cyrela Brazil Realty SA Empreendimentos e Participacoes	177,400	695,967
Duratex SA	37,558	115,959
EcoRodovias Infraestrutura e Logistica SA	166,400	422,539
EDP-Energias do Brasil SA	186,700	702,351
Embraer SA	60,800	341,944
Embraer SA ADR	77,548	1,726,994
Engie Brasil Energia SA	87,400	934,709
Equatorial Energia SA	90,400	1,651,564
Estacio Participacoes SA	124,600	774,418
Even Construtora e Incorporadora SA(1)	341,400	439,421
Ez Tec Empreendimentos e Participacoes SA	111,998	721,675

Security	Shares	Value
Fibria Celulose SA	31,857	$615,054
Fleury SA	304,200	1,704,305
Gafisa SA(1)	55,284	175,292
Gerdau SA, PFC Shares	142,400	622,175
Gol Linhas Aereas Inteligentes SA, PFC Shares	97,000	479,592
Hypera SA	177,000	1,416,380
Iochpe Maxion SA	61,000	317,662
Itau Unibanco Holding SA, PFC Shares	265,780	3,517,309
Itausa-Investimentos Itau SA, PFC Shares	454,175	1,371,739
JBS SA	406,725	1,120,229
Klabin SA, PFC Shares	787,900	673,256
Kroton Educacional SA	652,836	2,003,328
Light SA	80,000	358,350
Localiza Rent a Car SA	287,152	2,218,358
Lojas Americanas SA, PFC Shares	342,800	1,731,732
Lojas Renner SA	267,670	2,704,391
Marcopolo SA, PFC Shares	585,600	618,409
Marfrig Global Foods SA(1)	287,155	494,603
Metalurgica Gerdau SA, PFC Shares	111,800	238,531
MRV Engenharia e Participacoes SA	205,500	697,977
Multiplus SA	60,200	408,289
Natura Cosmeticos SA	120,900	1,058,748
Odontoprev SA	688,600	2,446,135
Petroleo Brasileiro SA, PFC Shares	1,317,000	9,774,430
Qualicorp Consultoria e Corretora de Seguros SA	485,600	1,878,984
Randon SA Implementos e Participacoes, PFC Shares	303,500	647,532
Rumo SA(1)	185,919	831,802
Smiles Fidelidade SA	22,500	225,212
Suzano Papel e Celulose SA	63,125	642,021
Telefonica Brasil SA, PFC Shares	538,200	6,250,438
TIM Participacoes SA	968,150	3,015,144
Totvs SA	306,690	2,068,499
Transmissora Alianca de Energia Electrica SA	91,000	544,313
Ultrapar Participacoes SA	101,484	1,206,682
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	87,850	242,670
Vale SA	423,447	6,452,688
Valid Solucoes SA	100,870	413,075
Via Varejo SA	49,500	224,389
Weg SA	402,652	1,947,531

		$105,379,094

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$475,843
Chimimport AD	329,922	384,032
MonBat AD	60,235	245,079
Petrol AD(1)	25,625	11,833
Sopharma AD	354,600	774,200

		$1,890,987

Chile — 2.9%
AES Gener SA	1,325,140	$375,644
Aguas Andinas SA, Series A	1,505,819	787,520
AntarChile SA	36,375	544,994
Banco de Chile	14,370,869	2,002,822
Banco de Credito e Inversiones SA	26,526	1,663,008
Banco Santander Chile	33,432,959	2,469,026

Security	Shares	Value
Cap SA	56,612	$546,595
Cencosud SA	1,099,117	2,258,227
Cia Cervecerias Unidas SA	148,918	1,857,182
Cia Sud Americana de Vapores SA(1)	14,510,741	434,902
Colbun SA	4,152,944	790,605
Embotelladora Andina SA, Class B, PFC Shares	273,544	962,899
Empresa Nacional de Telecomunicaciones SA	234,925	1,704,544
Empresas CMPC SA	807,833	2,780,968
Empresas COPEC SA	438,923	6,167,644
Enel Americas SA	14,425,552	2,257,085
Enel Chile SA	15,008,692	1,304,626
Engie Energia Chile SA	229,055	377,181
Forus SA	87,698	235,498
Inversiones Aguas Metropolitanas SA	218,715	301,674
Inversiones La Construccion SA	34,520	515,812
Itau CorpBanca	119,184,333	1,104,502
Latam Airlines Group SA	412,844	3,766,581
Parque Arauco SA	541,699	1,229,710
Quinenco SA	195,081	512,645
Ripley Corp. SA	721,671	612,794
S.A.C.I. Falabella	762,614	5,757,914
Sigdo Koppers SA	298,436	463,087
Sociedad Matriz SAAM SA	6,242,812	537,273
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	62,359	2,696,828
Sonda SA	933,743	1,341,575
Vina Concha y Toro SA	433,836	816,553

		$49,177,918

China — 11.7%
3SBio, Inc.(2)	954,500	$1,395,445
AECC Aviation Power Co., Ltd.	40,221	131,959
Agile Group Holdings, Ltd.	254,000	291,832
Agricultural Bank of China, Ltd., Class H	2,350,000	1,034,423
Aier Eye Hospital Group Co., Ltd., Class A	30,246	118,004
Air China, Ltd., Class H	938,000	758,335
Aisino Corp.	70,100	237,645
Alibaba Group Holding, Ltd. ADR(1)	15,200	2,162,656
Aluminum Corp. of China, Ltd., Class H(1)	3,986,000	1,451,084
Angang Steel Co., Ltd., Class H	968,000	827,791
Anhui Conch Cement Co., Ltd., Class H	653,500	3,387,182
ANTA Sports Products, Ltd.	289,000	1,193,148
AVIC Aircraft Co., Ltd., Class A	125,600	267,683
Baidu, Inc. ADR(1)	11,300	2,147,678
Bank of Beijing Co., Ltd.	182,760	159,709
Bank of China, Ltd., Class H	2,928,000	1,247,449
Bank of Communications, Ltd., Class H	1,338,900	1,005,857
Bank of Nanjing Co., Ltd.	169,400	178,725
Bank of Ningbo Co., Ltd., Class A	67,000	169,895
Beijing Capital International Airport Co., Ltd., Class H	592,000	642,703
Beijing Enterprises Holdings, Ltd.	171,500	929,866
Beijing Enterprises Water Group, Ltd.	2,088,000	1,066,256
Beijing Orient Landscape & Environment Co., Ltd., Class A	79,000	91,217
Beijing Originwater Technology Co., Ltd., Class A	127,500	150,252
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	98,410	161,020
Beijing Tongrentang Co., Ltd.	22,000	89,974

Security	Shares	Value
Beijing Water Business Doctor Co., Ltd., Class A	101,700	$118,067
Beijing Xinwei Technology Group Co., Ltd.(1)(3)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	108,311
BOE Technology Group Co., Ltd., Class A	514,900	204,203
Brilliance China Automotive Holdings, Ltd.	1,086,000	952,674
BYD Co., Ltd., Class H	401,200	2,580,833
Cangzhou Mingzhu Plastic Co., Ltd., Class A	135,226	80,176
CGN Power Co., Ltd., Class H(2)	4,108,000	944,751
Changchun High & New Technology Industry Group, Inc., Class A	7,000	178,764
Changjiang Securities Co., Ltd., Class A	213,800	158,387
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	145,369
China Agri-Industries Holdings, Ltd.	2,074,000	695,121
China Biologic Products Holdings, Inc.(1)	20,100	1,335,444
China Bluechemical, Ltd., Class H	1,270,000	435,356
China Cinda Asset Management Co., Ltd., Class H	1,495,000	366,996
China CITIC Bank Corp., Ltd., Class H	840,000	520,661
China Coal Energy Co., Ltd., Class H	1,058,000	475,076
China Communications Construction Co., Ltd., Class H	1,432,000	1,313,008
China Communications Services Corp., Ltd., Class H	658,000	533,224
China Construction Bank Corp., Class H	3,352,630	2,660,469
China Dongxiang Group Co., Ltd.	4,257,000	657,669
China Everbright Bank Co., Ltd.	174,500	100,663
China Everbright International, Ltd.	1,205,925	964,735
China Everbright, Ltd.	186,000	329,836
China Evergrande Group	658,000	1,577,735
China Fortune Land Development Co., Ltd.	52,329	176,513
China Gas Holdings, Ltd.	840,400	2,667,756
China Gezhouba Group Co., Ltd.	152,700	141,292
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,800,000	0
China International Marine Containers Co., Ltd.	482,672	426,138
China International Travel Service Corp., Ltd.	16,300	126,209
China Jinmao Holdings Group, Ltd.	478,000	201,404
China Life Insurance Co., Ltd., Class H	335,000	671,272
China Longyuan Power Group Corp., Ltd., Class H	1,260,000	958,864
China Mengniu Dairy Co., Ltd.	1,014,000	3,000,305
China Merchants Bank Co., Ltd., Class H	497,524	1,921,126
China Merchants Port Holdings Co., Ltd.	318,035	541,718
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	130,374	352,437
China Minsheng Banking Corp., Ltd., Class H	1,620,288	1,196,416
China Mobile, Ltd.	449,000	4,206,177
China Molybdenum Co., Ltd., Class H	2,703,000	1,009,371
China National Building Material Co., Ltd., Class H	1,138,000	818,182
China National Nuclear Power Co., Ltd.	210,800	168,791
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	177,456
China Oilfield Services, Ltd., Class H	698,000	651,246
China Overseas Land & Investment, Ltd.	554,160	1,742,189
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	733,240
China Petroleum & Chemical Corp., Class H	5,924,300	4,825,792
China Power International Development, Ltd.	1,381,000	273,236
China Railway Construction Corp., Ltd., Class H	1,241,000	1,576,079
China Railway Group, Ltd., Class H	1,970,000	1,760,612
China Resources Beer Holdings Co., Ltd.	684,000	2,383,483
China Resources Gas Group, Ltd.	394,000	1,510,183

Security	Shares	Value
China Resources Land, Ltd.	392,000	$1,333,270
China Resources Medical Holdings Co., Ltd.	355,000	244,619
China Resources Power Holdings Co., Ltd.	1,019,600	1,793,931
China Shenhua Energy Co., Ltd., Class H	1,023,500	2,315,616
China Shineway Pharmaceutical Group, Ltd.	381,000	444,940
China Shipbuilding Industry Co., Ltd.	185,800	111,509
China Southern Airlines Co., Ltd., Class H	1,354,000	738,047
China Sports Industry Group Co., Ltd.	69,000	76,165
China State Construction Engineering Corp., Ltd.	156,440	121,153
China Taiping Insurance Holdings Co., Ltd.	110,200	370,160
China Telecom Corp., Ltd., Class H	3,820,000	1,807,364
China Travel International Investment Hong Kong, Ltd.	1,998,000	537,089
China Unicom (Hong Kong), Ltd.	1,684,372	1,761,767
China United Network Communications, Ltd., Class A	711,800	555,713
China Vanke Co., Ltd., Class H	742,520	2,292,825
China Yangtze Power Co., Ltd.	162,200	363,858
China Yurun Food Group, Ltd.(1)	1,776,000	140,815
Chongqing Changan Automobile Co., Ltd., Class A	98,800	90,806
CIFI Holdings Group Co., Ltd.	772,000	323,898
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	62,286
CITIC, Ltd.	1,152,000	1,730,891
CNOOC, Ltd.	2,953,000	5,028,897
COFCO Tunhe Sugar Co., Ltd.	118,100	115,332
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	434,986
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	932,507
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,482,975	531,333
COSCO SHIPPING Ports, Ltd.	860,000	878,953
Country Garden Holdings Co., Ltd.	1,353,631	1,456,722
Country Garden Services Holdings Co., Ltd.(1)	155,589	202,854
CSPC Pharmaceutical Group, Ltd.	1,192,000	2,539,922
Ctrip.com International, Ltd. ADR(1)	43,354	1,442,821
Daqin Railway Co., Ltd.	104,300	120,902
Datang International Power Generation Co., Ltd., Class H	4,476,000	1,000,941
Dong-E-E-Jiao Co., Ltd., Class A	16,200	91,820
Dongfeng Motor Group Co., Ltd., Class H	1,318,000	1,302,330
Dr Peng Telecom & Media Group Co., Ltd.	104,900	108,217
East Money Information Co., Ltd., Class A	113,760	202,830
Financial Street Holdings Co., Ltd., Class A	144,798	135,897
Focus Media Information Technology Co., Ltd., Class A	196,344	169,921
Fullshare Holdings, Ltd.	2,425,000	947,340
GD Power Development Co., Ltd.	269,900	94,598
Gemdale Corp.	80,700	106,314
GoerTek, Inc., Class A	63,700	66,891
Golden Eagle Retail Group, Ltd.	739,000	764,287
Great Wall Motor Co., Ltd., Class H	1,771,500	1,052,308
Gree Electric Appliances, Inc. of Zhuhai, Class A(1)	73,500	403,804
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	229,917
Guangdong Investment, Ltd.	1,308,000	2,341,672
Guangzhou Automobile Group Co., Ltd., Class H	1,761,218	1,785,071
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,168,154
Guangzhou R&F Properties Co., Ltd., Class H	302,000	476,843
Guosen Securities Co., Ltd., Class A	117,628	141,675
Guoyuan Securities Co., Ltd., Class A	113,850	117,894

Security	Shares	Value
Haier Electronics Group Co., Ltd.	161,000	$338,097
Han’s Laser Technology Industry Group Co., Ltd., Class A	42,100	190,667
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	70,700	247,272
Harbin Pharmaceutical Group Co., Ltd.	150,900	74,997
Henan Shuanghui Investment & Development Co., Ltd., Class A	34,200	110,948
Hengan International Group Co., Ltd.	271,500	2,158,255
Hengtong Optic-electric Co., Ltd.	38,780	91,591
Hesteel Co., Ltd., Class A	506,400	231,041
Huadian Power International Corp., Ltd., Class H	1,100,000	417,232
Huadong Medicine Co., Ltd., Class A	47,211	243,038
Huaneng Power International, Inc., Class H	3,904,000	2,176,115
Huaneng Renewables Corp., Ltd., Class H	1,716,000	441,655
Huaxia Bank Co., Ltd.	146,972	168,989
Huayu Automotive Systems Co., Ltd.	82,008	205,911
Hubei Energy Group Co., Ltd., Class A	277,714	145,262
Humanwell Healthcare Group Co., Ltd.	69,600	116,042
Hundsun Technologies, Inc.	28,100	189,455
Iflytek Co., Ltd., Class A	34,550	112,592
iKang Healthcare Group, Inc. ADR(1)	36,000	626,400
Industrial & Commercial Bank of China, Ltd., Class H	2,896,000	1,964,857
Industrial Bank Co., Ltd.	163,702	380,045
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	164,916
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	92,700	295,245
JD.com, Inc. ADR(1)	33,900	797,328
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	112,502
Jiangsu Expressway Co., Ltd., Class H	692,000	928,307
Jiangsu Hengrui Medicine Co., Ltd.	36,432	323,458
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	186,131
Jiangxi Copper Co., Ltd., Class H	1,175,000	1,297,867
Jiangxi Ganfeng Lithium Co., Ltd., Class A	51,150	174,332
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	60,400	133,595
Jinke Properties Group Co., Ltd., Class A	265,299	229,791
Jinyu Bio-Technology Co., Ltd.	43,862	111,892
Jizhong Energy Resources Co., Ltd., Class A	231,400	133,960
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)	297,600	48,574
Kangde Xin Composite Material Group Co., Ltd., Class A(3)	76,700	150,274
Kangmei Pharmaceutical Co., Ltd.	61,700	109,470
Kingboard Holdings., Ltd.	256,100	687,943
Kingfa Sci & Tech Co., Ltd.	171,338	109,291
Kunlun Energy Co., Ltd.	668,000	760,040
Kweichow Moutai Co., Ltd.	5,700	451,503
KWG Group Holdings, Ltd.	476,000	365,294
Lee & Man Paper Manufacturing, Ltd.	957,000	821,663
Lenovo Group, Ltd.	1,316,000	839,333
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	285,878
Li Ning Co., Ltd.(1)	774,208	728,291
Liaoning Cheng Da Co., Ltd.	72,100	113,113
Longfor Group Holdings, Ltd.	316,500	769,153
LONGi Green Energy Technology Co., Ltd.	46,340	90,663
Luxshare Precision Industry Co., Ltd., Class A	71,110	170,537
Luye Pharma Group, Ltd.(2)	496,500	385,394
Luzhou Laojiao Co., Ltd., Class A	27,300	149,757
Maanshan Iron & Steel Co., Ltd., Class H	2,294,000	1,235,385
Midea Group Co., Ltd., Class A	60,900	326,021

Security	Shares	Value
NARI Technology Co., Ltd.	48,600	$121,364
NetEase, Inc. ADR	5,100	1,060,035
New Oriental Education & Technology Group, Inc. ADR(1)	24,800	1,451,048
Nine Dragons Paper Holdings, Ltd.	879,000	841,808
O-film Tech Co., Ltd., Class A	65,800	124,674
Oceanwide Holdings Co., Ltd., Class A	204,000	149,790
Offshore Oil Engineering Co., Ltd.	217,300	173,684
Oriental Energy Co., Ltd., Class A	132,900	162,422
PetroChina Co., Ltd., Class H	4,840,000	3,480,073
PICC Property & Casualty Co., Ltd., Class H	216,000	209,961
Ping An Bank Co., Ltd., Class A	250,088	393,251
Ping An Insurance (Group) Co. of China, Ltd., Class H	401,000	3,791,065
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	143,084
Poly Developments and Holdings Group Co., Ltd., Class A	179,100	325,058
Poly Property Group Co., Ltd.	2,078,000	622,754
Power Construction Corp. of China, Ltd.	187,000	127,244
Qingdao Haier Co., Ltd.	66,800	121,932
RiseSun Real Estate Development Co., Ltd., Class A	163,200	186,110
SAIC Motor Corp., Ltd.	82,400	321,540
Sanan Optoelectronics Co., Ltd.	84,900	172,514
Sany Heavy Industry Co., Ltd.	122,300	138,843
SDIC Power Holdings Co., Ltd.	98,000	100,153
Semiconductor Manufacturing International Corp.(1)	787,700	650,670
Shandong Gold Mining Co., Ltd.	42,500	161,113
Shandong Nanshan Aluminum Co., Ltd.	409,500	155,598
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,924,067
Shanghai Dazhong Public Utilities Group Co., Ltd., Class A	220,900	105,485
Shanghai Electric Group Co., Ltd., Class H	2,414,000	785,675
Shanghai Industrial Holdings, Ltd.	304,000	640,221
Shanghai Oriental Pearl Group Co., Ltd., Class A	75,920	99,735
Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	215,567
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	75,395	95,962
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	181,486
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	142,775
Shenwan Hongyuan Group Co., Ltd., Class A	198,901	127,494
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	180,863
Shenzhen Investment, Ltd.	674,000	193,994
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	146,737
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	105,841
Shimao Property Holdings, Ltd.	394,500	777,338
Siasun Robot & Automation Co., Ltd., Class A	55,000	112,402
Sichuan Chuantou Energy Co., Ltd.	152,000	176,117
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	643,628
SINA Corp.(1)	11,900	753,389
Sino Biopharmaceutical, Ltd.	2,794,000	2,521,841
Sino-Ocean Group Holding, Ltd.	1,455,500	572,151
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,375,000	1,043,679
Sinopharm Group Co., Ltd., Class H	665,600	3,224,399
Sohu.com, Ltd. ADR(1)	10,300	186,121
Sun Art Retail Group, Ltd.	1,476,000	1,618,302
Sunac China Holdings, Ltd.	406,000	1,111,213
Suning.com Co., Ltd, Class A	69,200	113,567
Tasly Pharmaceutical Group Co., Ltd.	46,760	135,696
TCL Corp., Class A	373,200	132,704

Security	Shares	Value
Tencent Holdings, Ltd.	168,702	$5,779,606
Tianqi Lithium Corp., Class A	44,850	188,664
Tingyi (Cayman Islands) Holding Corp.	838,000	1,241,621
Tonghua Dongbao Pharmaceutical Co., Ltd.	30,168	58,264
Tongling Nonferrous Metals Group Co., Ltd., Class A	776,200	233,373
Tsinghua Tongfang Co., Ltd.	100,600	126,205
Tsingtao Brewery Co., Ltd., Class H	324,000	1,281,255
Tus-Sound Environmental Resources Co., Ltd., Class A	65,660	103,101
Wanhua Chemical Group Co., Ltd.	19,665	80,278
Want Want China Holdings, Ltd.	2,635,000	1,885,129
Weibo Corp. ADR(1)	2,290	135,133
Weichai Power Co., Ltd., Class H	887,600	877,482
Wens Foodstuffs Group Co., Ltd., Class A	100,500	356,633
West China Cement, Ltd.	3,420,000	507,742
Western Mining Co., Ltd.	169,300	153,238
Western Securities Co., Ltd., Class A	104,100	125,387
WH Group, Ltd.(2)	3,233,000	2,270,421
Wintime Energy Co., Ltd.(1)(3)	327,670	39,231
Wuliangye Yibin Co., Ltd., Class A	36,700	254,860
Xinhu Zhongbao Co., Ltd.	301,800	134,929
Yang Quan Coal Industry Group Co., Ltd.	189,300	155,268
Yango Group Co., Ltd., Class A	206,192	162,260
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	293,123
Yanzhou Coal Mining Co., Ltd., Class H	518,000	492,660
Yonghui Superstores Co., Ltd.	124,700	128,240
Youngor Group Co., Ltd.	132,440	140,897
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	119,463
Yuexiu Property Co., Ltd.	1,590,000	252,310
Yunnan Baiyao Group Co., Ltd., Class A	21,200	213,486
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	100,116
Zhaojin Mining Industry Co., Ltd., Class H	372,500	329,491
Zhejiang China Commodities City Group Co., Ltd.	167,200	88,009
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	115,738
Zhejiang Expressway Co., Ltd., Class H	816,000	686,165
Zhejiang Huahai Pharmaceutical Co., Ltd.	37,500	66,153
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	93,843
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	167,521
Zhengzhou Yutong Bus Co., Ltd.	66,400	101,824
Zhongjin Gold Corp., Ltd.	115,900	131,807
Zhongtian Financial Group Co., Ltd., Class A(3)	315,000	110,659
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	479,777
Zijin Mining Group Co., Ltd., Class H	6,932,000	2,593,005
ZTE Corp., Class H(1)	456,103	698,093

		$197,487,537

Colombia — 1.4%
Almacenes Exito SA	313,607	$1,353,977
Avianca Holdings SA, PFC Shares	551,298	338,193
Banco Davivienda SA, PFC Shares	56,348	542,564
Bancolombia SA	114,355	1,075,528
Bancolombia SA ADR, PFC Shares	60,400	2,231,176
Celsia SA ESP	740,070	914,885
Cementos Argos SA	487,554	1,063,092

Security	Shares	Value
Cementos Argos SA, PFC Shares	253,603	$456,871
Cemex Latam Holdings SA(1)	173,596	269,600
Corporacion Financiera Colombiana SA(1)	51,420	314,637
Ecopetrol SA	3,868,755	4,494,214
Empresa de Telecommunicaciones de Bogota SA(1)	1,844,218	144,925
Grupo Argos SA	346,526	1,614,500
Grupo Argos SA, PFC Shares	108,995	440,110
Grupo Aval Acciones y Valores SA, PFC Shares	2,143,838	752,456
Grupo de Inversiones Suramericana SA	121,659	1,186,546
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	441,680
Grupo Nutresa SA	416,533	2,885,129
Interconexion Electrica SA	718,387	2,668,705

		$23,188,788

Croatia — 0.7%
AD Plastik DD	5,907	$161,876
Adris Grupa DD, PFC Shares	31,483	2,043,539
Atlantic Grupa DD	1,465	238,748
Atlantska Plovidba DD(1)	4,675	289,297
Ericsson Nikola Tesla DD	6,510	1,035,817
Hrvatski Telekom DD	113,285	2,640,453
INA Industrija Nafte DD	900	434,166
Koncar-Elektroindustrija DD	4,119	390,090
Kras DD	4,381	266,957
Ledo DD(1)(3)	978	0
Podravka Prehrambena Industrija DD	19,726	1,081,179
Valamar Riviera DD	433,867	2,478,498
Zagrebacka Banka DD	136,778	1,249,398

		$12,310,018

Czech Republic — 0.7%
CEZ AS	223,600	$5,320,246
Komercni Banka AS	139,788	5,304,755
Philip Morris CR AS	1,978	1,242,978

		$11,867,979

Egypt — 0.7%
Alexandria Mineral Oils Co.	949,744	$366,665
Arab Co. for Asset Management & Development(1)	491,303	55,862
Arab Cotton Ginning	491,303	46,376
Commercial International Bank Egypt SAE	708,878	3,145,239
Eastern Tobacco	1,454,450	1,288,357
Egypt Kuwait Holding Co. SAE	638,089	714,107
Egyptian Financial Group-Hermes Holding Co.(1)	264,772	205,388
ElSewedy Electric Co.	1,769,970	1,486,919
Ezz Steel Co SAE(1)	491,084	495,448
Global Telecom Holding SAE(1)	4,772,720	735,164
Juhayna Food Industries	658,122	352,579
Maridive & Oil Services SAE(1)	295,875	105,927
Orascom Investment Holding(1)	7,289,225	220,905
Oriental Weavers Co.	383,580	196,007
Palm Hills Developments SAE(1)	2,709,769	351,228
Pioneers Holding for Financial Investments SAE(1)	485,980	177,948

Security	Shares	Value
Sidi Kerir Petrochemicals Co.	344,688	$409,717
Six of October Development & Investment Co.(1)	382,178	317,991
Talaat Moustafa Group	1,719,986	872,135
Telecom Egypt	806,834	477,460

		$12,021,422

Estonia — 0.5%
AS Merko Ehitus	78,018	$817,412
AS Tallink Grupp	3,623,652	3,980,470
AS Tallinna Kaubamaja Grupp	192,740	1,907,158
AS Tallinna Vesi	116,590	1,318,151
Nordecon AS	145,374	158,122

		$8,181,313

Ghana — 0.2%
CAL Bank, Ltd.(1)	2,063,694	$447,462
Ghana Commercial Bank, Ltd.	1,626,918	1,722,213
Produce Buying Co., Ltd.(1)	28	0
Standard Chartered Bank of Ghana, Ltd.(1)	244,300	1,100,705

		$3,270,380

Greece — 1.5%
Aegean Airlines SA	63,648	$481,768
Alpha Bank AE(1)	994,698	1,501,119
Athens Water Supply & Sewage Co. SA	85,511	504,911
Costamare, Inc.	71,719	380,111
Diana Shipping, Inc.(1)	116,290	443,065
Ellaktor SA(1)	260,188	375,272
Eurobank Ergasias SA(1)	668,793	450,833
FF Group(1)(3)	46,335	125,955
GasLog, Ltd.	61,501	1,258,311
GEK Terna Holding Real Estate Construction SA(1)	145,762	770,605
Grivalia Properties REIC AE	14,830	127,428
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,018,052
Hellenic Petroleum SA	100,982	800,452
Hellenic Telecommunications Organization SA	348,039	3,878,686
Holding Co. ADMIE IPTO SA	236,407	432,148
JUMBO SA	120,623	1,756,299
Motor Oil (Hellas) Corinth Refineries SA	90,259	2,138,127
Mytilineos Holdings SA	136,635	1,206,797
National Bank of Greece SA(1)	718,308	1,243,224
Navios Maritime Holdings, Inc.(1)	154,629	85,046
OPAP SA	230,330	2,163,955
Public Power Corp. SA(1)	211,088	316,044
StealthGas, Inc.(1)	37,397	126,402
Terna Energy SA	60,987	422,513
Titan Cement Co. SA	110,276	2,431,789
Tsakos Energy Navigation, Ltd.	106,400	351,120

		$24,790,032

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	707,450	$964,737
MOL Hungarian Oil & Gas PLC	365,832	3,835,841
OTP Bank Nyrt	109,474	3,932,901
Richter Gedeon Nyrt.	203,899	3,787,521

		$12,521,000

Security	Shares	Value
India — 6.0%
ABB India, Ltd.	19,900	$344,423
ACC, Ltd.	28,894	535,759
Adani Enterprises, Ltd.	180,900	415,715
Adani Gas, Ltd.(1)	180,900	115,593
Adani Green Energy, Ltd.(1)	137,664	73,166
Adani Ports and Special Economic Zone, Ltd.	508,205	2,189,868
Adani Power, Ltd.(1)	556,250	344,531
Adani Transmission, Ltd.(1)	299,124	668,902
Aditya Birla Capital, Ltd.(1)	94,280	133,585
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	223,634
Ambuja Cements, Ltd.	273,970	729,389
Asian Paints, Ltd.	58,905	980,339
Axis Bank, Ltd.(1)	104,719	820,298
Bajaj Auto, Ltd.	27,253	955,366
Bank of Baroda(1)	175,282	261,727
Bank of India(1)	109,562	127,569
Bharat Forge, Ltd.	98,933	777,713
Bharat Heavy Electricals, Ltd.	648,450	604,663
Bharat Petroleum Corp., Ltd.	119,072	442,282
Bharti Airtel, Ltd.	881,336	3,476,429
Biocon, Ltd.	113,361	1,007,641
Canara Bank(1)	67,631	239,474
CG Power and Industrial Solutions, Ltd.(1)	213,600	102,195
Cipla, Ltd.	148,706	1,258,850
Coal India, Ltd.	224,199	807,575
Colgate-Palmolive (India), Ltd.	49,296	745,097
Container Corp. of India, Ltd.	135,600	1,160,221
Crompton Greaves Consumer Electricals, Ltd.	213,600	617,466
Cummins India, Ltd.	49,900	503,026
Dabur India, Ltd.	209,227	1,088,195
Divi’s Laboratories, Ltd.	58,342	1,167,662
DLF, Ltd.	88,900	197,176
Dr. Reddy’s Laboratories, Ltd.	39,097	1,342,858
GAIL (India), Ltd.	370,696	1,882,136
GlaxoSmithKline Pharmaceuticals, Ltd.	17,360	334,781
Glenmark Pharmaceuticals, Ltd.	125,460	1,051,278
GMR Infrastructure, Ltd.(1)	1,721,400	392,469
Grasim Industries, Ltd.	67,343	757,490
Gujarat State Petronet, Ltd.	265,747	642,864
HCL Technologies, Ltd.	88,987	1,279,875
HDFC Bank, Ltd.	72,123	1,867,078
Hero MotoCorp, Ltd.	23,920	890,003
Hindalco Industries, Ltd.	229,710	683,965
Hindustan Petroleum Corp., Ltd.	132,388	401,168
Hindustan Unilever, Ltd.	141,867	3,105,592
Hindustan Zinc, Ltd.	148,400	526,832
Housing Development Finance Corp., Ltd.	94,375	2,255,167
ICICI Bank, Ltd.	180,999	864,216
IDBI Bank, Ltd.(1)	367,000	293,229
IDFC Bank, Ltd.	260,034	121,750
IDFC, Ltd.	260,034	129,181
IFCI, Ltd.(1)	673,372	125,818

Security	Shares	Value
Indiabulls Housing Finance, Ltd.	19,115	$214,927
Indiabulls Real Estate, Ltd.(1)	91,200	92,730
Indian Hotels Co., Ltd. (The)	197,136	344,256
Indian Oil Corp., Ltd.	425,400	794,990
Infosys, Ltd.	490,206	4,527,050
ITC, Ltd.	710,485	2,680,872
Jindal Steel & Power, Ltd.(1)	190,924	439,842
JSW Steel, Ltd.	271,595	1,244,722
Kotak Mahindra Bank, Ltd.	58,337	881,177
Larsen & Toubro, Ltd.	161,126	2,826,035
LIC Housing Finance, Ltd.	49,663	275,343
Lupin, Ltd.	80,300	956,477
Mahindra & Mahindra, Ltd.	121,720	1,259,508
Maruti Suzuki India, Ltd.	17,711	1,580,832
Nestle India, Ltd.	8,976	1,228,823
NTPC, Ltd.	1,349,442	2,915,390
Oil & Natural Gas Corp., Ltd.	437,509	905,391
Oracle Financial Services Software, Ltd.	7,937	389,088
Piramal Enterprises, Ltd.	40,980	1,192,862
Power Grid Corporation of India, Ltd.	1,066,500	2,681,545
Reliance Capital, Ltd.	36,735	120,383
Reliance Communications, Ltd.(1)	1,412,060	237,315
Reliance Industries, Ltd.	462,679	6,623,257
Reliance Infrastructure, Ltd.	133,300	646,568
Reliance Power, Ltd.(1)	974,076	399,273
Siemens, Ltd.	47,180	594,776
State Bank of India(1)	176,606	670,543
Steel Authority of India, Ltd.(1)	513,200	447,694
Sun Pharmaceutical Industries, Ltd.	369,043	2,891,709
Sun TV Network, Ltd.	55,449	487,842
Suzlon Energy, Ltd.(1)	2,099,450	176,504
Tata Communications, Ltd.	127,400	844,686
Tata Consultancy Services, Ltd.	120,257	3,146,816
Tata Global Beverages, Ltd.	74,700	218,942
Tata Motors, Ltd.(1)	208,855	504,785
Tata Power Co., Ltd. (The)	1,007,088	1,038,906
Tata Steel, Ltd.	95,328	713,718
Tech Mahindra, Ltd.	87,952	885,934
Titan Co., Ltd.	84,720	965,962
UltraTech Cement, Ltd.	24,328	1,143,189
Unitech, Ltd.(1)	2,836,900	82,455
United Spirits, Ltd.(1)	146,425	1,146,084
UPL, Ltd.	105,956	962,566
Vedanta, Ltd.	435,738	1,243,175
Vodafone Idea, Ltd.(1)	1,816,900	949,921
Voltas, Ltd.	180,637	1,321,903
Wipro, Ltd.	241,827	1,085,207
Yes Bank, Ltd.	156,523	398,602
Zee Entertainment Enterprises, Ltd.	142,399	865,653

		$100,309,507

Indonesia — 3.1%
Adaro Energy Tbk PT	13,411,400	$1,457,363
AKR Corporindo Tbk PT	4,864,500	1,107,809
Aneka Tambang Tbk	10,251,500	460,109

Security	Shares	Value
Astra Argo Lestari Tbk PT	775,000	$612,793
Astra International Tbk PT	11,860,900	6,169,623
Bank Central Asia Tbk PT	1,547,600	2,409,707
Bank Danamon Indonesia Tbk PT	591,903	289,303
Bank Mandiri Persero Tbk PT	2,743,800	1,232,848
Bank Negara Indonesia Persero Tbk PT	1,034,000	499,264
Bank Pan Indonesia Tbk PT(1)	4,945,000	353,288
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	125,811
Bank Rakyat Indonesia Persero Tbk PT	7,661,900	1,590,212
Bank Tabungan Negara Tbk PT	1,779,800	248,456
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bukit Asam Tbk PT	2,764,800	776,485
Bumi Serpong Damai Tbk PT(1)	3,215,100	233,419
Charoen Pokphand Indonesia Tbk PT	3,737,800	1,353,884
Gudang Garam Tbk PT	258,300	1,231,315
Hanson International Tbk PT(1)	23,744,500	189,227
Indo Tambangraya Megah Tbk PT	543,800	891,022
Indocement Tunggal Prakarsa Tbk PT	2,243,100	2,559,431
Indofood Sukses Makmur Tbk PT	2,860,200	1,125,313
Jasa Marga (Persero) Tbk PT	3,198,000	874,221
Kalbe Farma Tbk PT	53,972,000	4,868,008
Lippo Karawaci Tbk PT	6,134,800	113,363
Matahari Department Store Tbk PT	686,300	219,261
Medco Energi Internasional Tbk PT(1)	11,768,600	634,922
Media Nusantara Citra Tbk PT	3,201,000	164,696
Mitra Keluarga Karyasehat Tbk PT(1)	3,345,900	315,168
MNC Investama Tbk PT(1)	49,042,500	248,206
Perusahaan Gas Negara Persero Tbk PT	24,367,200	3,568,667
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,297,700	450,284
PP Persero Tbk PT	8,311,089	729,341
Semen Indonesia Persero Tbk PT	3,911,900	2,319,433
Sigmagold Inti Perkasa Tbk PT(1)(3)	17,097,000	22,492
Siloam International Hospitals Tbk PT(1)	2,296,600	347,369
Surya Semesta Internusa Tbk PT	14,275,000	437,955
Telekomunikasi Indonesia Persero Tbk PT	20,796,100	5,268,152
Tower Bersama Infrastructure Tbk PT	1,758,800	541,437
Unilever Indonesia Tbk PT	599,800	1,708,489
United Tractors Tbk PT	1,156,983	2,554,418
Vale Indonesia Tbk PT(1)	5,222,500	1,007,922
Waskita Karya Persero Tbk PT	4,712,800	447,442
Wijaya Karya Persero Tbk PT	6,522,800	472,771
XL Axiata Tbk PT(1)	2,604,900	450,148

		$52,680,847

Jordan — 0.7%
Al-Eqbal Investment Co. PLC(1)	66,897	$1,351,034
Alia The Royal Jordanian Airlines PLC(1)	249,829	147,591
Arab Bank PLC	656,352	5,368,188
Arab Potash Co. PLC	55,440	1,380,800
Bank of Jordan	218,804	662,845
Cairo Amman Bank	183,573	364,870
Capital Bank of Jordan	243,043	291,998
Jordan Ahli Bank	321,537	503,151
Jordan Islamic Bank	85,631	376,423
Jordan Petroleum Refinery	270,214	918,236

Security	Shares	Value
Jordan Telecommunications Co.	69,284	$160,091
Jordanian Electric Power Co.	319,209	571,038
Union Investment Corp. PLC(1)	99,181	165,127

		$12,261,392

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	447,782	$5,099,109
KAZ Minerals PLC	550,742	3,636,385
Kcell JSC GDR(4)	414,605	1,986,814
Nostrum Oil & Gas PLC(1)	75,523	198,351

		$10,920,659

Kenya — 0.7%
ARM Cement, Ltd.(1)(3)	1,653,600	$71,910
Bamburi Cement Co., Ltd.	325,100	455,411
Barclays Bank of Kenya, Ltd.	5,213,860	546,314
British American Tobacco Kenya, Ltd.	52,000	294,215
Co-operative Bank of Kenya, Ltd. (The)	5,117,749	736,684
East African Breweries, Ltd.	1,250,880	2,133,644
Equity Group Holdings, Ltd.	4,337,300	1,637,294
KCB Group, Ltd.	3,615,620	1,363,744
KenolKobil, Ltd.	2,894,200	524,184
Kenya Power & Lighting, Ltd.	7,482,654	300,087
Nation Media Group PLC	518,384	356,252
Safaricom PLC	12,382,572	2,838,773
Standard Chartered Bank Kenya, Ltd.	219,542	404,234

		$11,662,746

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	999,524	$2,727,685
Ahli United Bank	229,353	219,767
Al Ahli Bank of Kuwait KSCP	209,247	198,806
Al-Mazaya Holding Co.	882,500	209,842
ALAFCO Aviation Lease and Finance Co. KSCP	225,463	271,935
Boubyan Bank KSCP	336,213	581,825
Boubyan Petrochemicals Co. KSCP	679,479	2,279,817
Burgan Bank SAK	257,673	233,298
Commercial Bank of Kuwait KSCP	405,972	668,706
Commercial Real Estate Co. KSCC	2,296,205	639,944
Gulf Bank KSCP	700,663	599,186
Gulf Cable & Electrical Industries Co. KSCP	152,800	185,478
Gulf National Holding Co.(1)(3)	297,856	0
Jazeera Airways Co. KSC	134,546	322,984
Kuwait Cement Co.	492,329	579,083
Kuwait Finance House KSCP	1,108,007	2,141,290
Kuwait International Bank KSCP	326,536	255,733
Kuwait Portland Cement Co. KSC	103,150	358,591
Kuwait Projects Co. Holdings KSC	378,400	257,932
Kuwait Real Estate Co. KSC(1)	2,762,965	424,537
Mabanee Co. SAKC	618,024	1,241,002
Mezzan Holding Co. KSCC	65,569	136,021
Mobile Telecommunications Co.	2,852,310	4,181,576
National Bank of Kuwait SAK	1,252,535	3,387,828
National Industries Group Holding SAK	930,803	474,181
National Real Estate Co. KPSC(1)	948,370	284,951

Security	Shares	Value
Qurain Petrochemical Industries Co. KSC	1,024,216	$1,315,167
Sultan Center Food Products Co.(1)	3,421,833	605,386
Warba Bank KSCP(1)	338,872	253,031

		$25,035,582

Latvia — 0.0%(5)
Grindeks	42,000	$277,609

		$277,609

Lithuania — 0.2%
Apranga PVA	427,588	$866,270
Energijos Skirstymo Operatorius AB	128,934	113,910
Klaipedos Nafta AB	1,345,900	670,533
Pieno Zvaigzdes(1)	104,200	121,607
Rokiskio Suris	122,500	349,989
Siauliu Bankas	2,303,871	1,138,480

		$3,260,789

Malaysia — 2.9%
Aeon Co. (M) Bhd	661,200	$267,052
AirAsia Group Bhd	941,700	591,665
Alliance Bank Malaysia Bhd	286,400	271,253
AMMB Holdings Bhd	316,900	288,032
Astro Malaysia Holdings Bhd	979,300	316,353
Axiata Group Bhd	1,451,450	1,183,737
Berjaya Corp. Bhd(1)	2,090,591	140,005
Berjaya Sports Toto Bhd	830,250	416,852
British American Tobacco Malaysia Bhd	74,500	553,477
Bumi Armada Bhd(1)	3,133,350	302,990
Bursa Malaysia Bhd	122,550	214,559
CIMB Group Holdings Bhd	551,800	755,020
Dialog Group Bhd	2,922,614	2,367,200
Digi.com Bhd	995,700	1,025,954
FGV Holdings Bhd	1,358,400	454,889
Gamuda Bhd	965,900	552,612
Genting Bhd	903,900	1,586,287
Genting Malaysia Bhd	1,434,100	1,540,314
Genting Plantations Bhd	174,800	403,577
Hartalega Holdings Bhd	237,200	354,882
Hong Leong Bank Bhd	57,100	282,757
Hong Leong Financial Group Bhd	59,900	263,361
IHH Healthcare Bhd	1,894,600	2,264,440
IJM Corp. Bhd	1,567,680	611,122
IOI Corp. Bhd	906,318	974,808
IOI Properties Group Bhd	1,044,058	326,907
KLCCP Stapled Group	399,100	730,919
KNM Group Bhd(1)	5,003,150	161,314
Kuala Lumpur Kepong Bhd	113,300	674,683
Lafarge Malaysia Bhd(1)	942,950	484,642
Magnum Bhd	940,340	407,252
Malayan Banking Bhd	604,687	1,372,483
Malaysia Airports Holdings Bhd	342,800	681,379
Malaysian Resources Corp. Bhd	761,400	133,139
Maxis Bhd	876,400	1,095,791
MISC Bhd	482,400	702,286

Security	Shares	Value
MMC Corp. Bhd	1,217,800	$311,866
My EG Services Bhd	727,950	209,326
Nestle Malaysia Bhd	12,300	422,833
Petronas Chemicals Group Bhd	1,284,000	2,870,956
Petronas Dagangan Bhd	255,200	1,588,295
Petronas Gas Bhd	209,200	915,093
PPB Group Bhd	197,860	792,847
Press Metal Aluminium Holdings Bhd	1,438,920	1,665,746
Public Bank Bhd	233,920	1,376,017
RHB Bank Bhd	206,400	258,214
Sapura Energy Bhd(1)	5,340,168	432,496
Silverlake Axis, Ltd.	703,200	218,424
Sime Darby Bhd	1,193,039	627,560
Sime Darby Plantation Bhd	711,339	895,295
Sime Darby Property Bhd	1,193,039	278,680
Sunway Bhd	717,840	235,061
Supermax Corp. Bhd	1,126,100	858,196
Telekom Malaysia Bhd	1,249,900	711,419
Tenaga Nasional Bhd	833,525	2,929,953
Top Glove Corp. Bhd	1,447,000	2,057,404
UEM Sunrise Bhd	1,683,050	276,048
UMW Holdings Bhd	376,500	427,856
Unisem (M) Bhd	2,784,300	1,924,700
WCT Holdings Bhd	734,737	142,429
YTL Corp. Bhd	2,314,734	587,398
YTL Power International Bhd	1,920,860	436,719

		$48,204,824

Mauritius — 0.7%
Alteo, Ltd.	852,532	$601,159
Attitude Property, Ltd.	700,989	254,471
CIEL, Ltd.	1,801,109	361,571
CIM Financial Services, Ltd.	1,012,205	281,568
MCB Group, Ltd.	588,489	4,675,774
Phoenix Beverages, Ltd.	24,345	417,673
Rogers & Co., Ltd.	2,004,091	2,106,750
SBM Holdings, Ltd.	8,318,453	1,494,232
Sun, Ltd., Class A	516,880	751,710
Terra Mauricia, Ltd.	432,330	302,930
United Basalt Products, Ltd.	334,219	1,231,756

		$12,479,594

Mexico — 5.3%
Alfa SAB de CV, Series A	3,682,972	$3,894,514
Alsea SAB de CV	694,800	1,779,306
America Movil SAB de CV, Series L	16,607,950	12,010,426
Arca Continental SAB de CV	292,880	1,470,654
Bolsa Mexicana de Valores SAB de CV	912,575	1,375,607
Cemex SAB de CV, Series CPO(1)	7,329,339	3,673,104
Coca-Cola Femsa SAB de CV, Series L	287,500	1,641,927
El Puerto de Liverpool SAB de CV	163,780	1,040,091
Fibra Uno Administracion SA de CV	2,054,090	2,199,375
Fomento Economico Mexicano SAB de CV, Series UBD	862,756	7,349,029
Genomma Lab Internacional SAB de CV(1)	2,417,000	1,537,304
Gentera SAB de CV	917,500	743,458

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	312,487	$2,598,873
Grupo Aeroportuario del Sureste SAB de CV, Class B	177,515	2,928,485
Grupo Bimbo SAB de CV, Series A	1,148,945	2,148,200
Grupo Carso SAB de CV, Series A1	800,500	2,344,369
Grupo Elektra SAB de CV	29,498	1,248,854
Grupo Financiero Banorte SAB de CV, Class O	1,306,700	7,204,033
Grupo Financiero Inbursa SAB de CV, Class O	2,577,000	3,358,064
Grupo Mexico SAB de CV, Series B	2,139,079	4,933,521
Grupo Sanborns SAB de CV	226,889	206,301
Grupo Simec SA de CV, Series B(1)	100,200	272,041
Grupo Televisa SAB ADR	255,400	3,672,652
Grupo Televisa SAB, Series CPO	1,300,600	3,746,230
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	756,700	1,255,377
Industrias CH SAB de CV, Series B(1)	222,900	800,819
Industrias Penoles SAB de CV	95,765	1,348,321
Infraestructura Energetica Nova SAB de CV	180,000	701,897
Kimberly-Clark de Mexico SAB de CV, Class A	712,600	1,026,808
Mexichem SAB de CV	675,699	1,767,314
Minera Frisco SAB de CV(1)	714,800	223,097
Organizacion Soriana SAB de CV, Class B(1)	120,000	156,666
Promotora y Operadora de Infraestructura SAB de CV	193,500	1,757,034
Telesites SAB de CV(1)	1,126,268	697,498
Ternium SA ADR	26,100	831,024
Wal-Mart de Mexico SAB de CV, Series V	2,143,280	5,480,264

		$89,422,537

Morocco — 0.7%
Attijariwafa Bank	46,875	$2,041,346
Banque Centrale Populaire	54,820	1,556,186
BMCE Bank	36,026	690,618
Cosumar	79,523	1,390,455
Douja Promotion Groupe Addoha SA	160,235	210,427
Label Vie	2,518	517,692
LafargeHolcim Maroc SA	12,892	2,116,491
Lesieur Cristal	27,185	424,782
Managem SA	2,236	264,582
Maroc Telecom	153,998	2,225,423
Samir(1)(3)	15,717	0
Taqa Morocco	8,228	724,302

		$12,162,304

Nigeria — 0.7%
Access Bank PLC	23,343,745	$501,815
Afriland Properties PLC(1)(3)	1,286,159	0
Dangote Cement PLC	2,939,101	1,645,010
Ecobank Transnational, Inc.(1)	5,093,625	224,786
FBN Holdings PLC	29,232,719	643,975
Flour Mills of Nigeria PLC	3,215,556	168,387
Guaranty Trust Bank PLC	19,860,481	2,049,136
Guiness Nigeria PLC	1,391,550	279,877
Lafarge Africa PLC	5,061,475	242,381
Lekoil, Ltd.(1)	1,111,089	188,778
Nestle Nigeria PLC	383,248	1,416,458
Nigerian Breweries PLC	4,747,707	1,078,190
SEPLAT Petroleum Development Co. PLC(2)	697,820	1,152,939

Security	Shares	Value
Stanbic IBTC Holdings PLC	1,977,675	$257,725
Transnational Corp. of Nigeria PLC	44,100,342	155,352
Unilever Nigeria PLC	1,963,961	227,936
United Bank for Africa PLC	25,521,594	555,084
Zenith Bank PLC	19,093,381	1,234,833

		$12,022,662

Oman — 0.8%
Bank Dhofar SAOG	1,196,840	$497,219
Bank Muscat SAOG	2,393,628	2,612,170
Bank Sohar SAOG	1,707,287	563,192
Dhofar International Development & Investment Holding SAOG	339,824	217,332
HSBC Bank Oman SAOG	915,535	280,074
National Bank of Oman SAOG	1,075,397	502,827
Oman Cables Industry SAOG	127,600	339,484
Oman Cement Co. SAOG	896,760	730,450
Oman Flour Mills Co. SAOG	90,796	168,167
Oman Telecommunications Co. SAOG	905,935	1,881,153
Ominvest	1,253,242	1,163,093
Ooredoo	731,509	1,036,232
Phoenix Power Co. SAOC	1,827,641	522,229
Raysut Cement Co. SAOG	322,669	332,766
Renaissance Services SAOG(1)	1,429,609	1,417,155
Sembcorp Salalah Power & Water Co.	1,120,000	614,987

		$12,878,530

Pakistan — 1.5%
Adamjee Insurance Co., Ltd.	1,115,744	$388,006
Bank Alfalah, Ltd.	2,460,191	977,776
Cherat Cement Co., Ltd.	231,500	131,935
D.G. Khan Cement Co., Ltd.	322,232	256,941
Engro Corp., Ltd.	487,387	1,230,259
Engro Fertilizers, Ltd.	610,528	372,256
Engro Foods, Ltd.	512,800	354,416
Fatima Fertilizer Co., Ltd.	680,500	185,393
Fauji Cement Co., Ltd.	1,580,000	313,517
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	294,905
Fauji Fertilizer Co., Ltd.	1,398,110	1,040,795
Habib Bank, Ltd.	1,125,817	1,223,847
Hub Power Co., Ltd. (The)	3,388,900	2,367,163
K-Electric, Ltd.(1)	11,230,000	532,183
Kot Addu Power Co., Ltd.	1,364,400	550,970
Lucky Cement, Ltd.	303,500	1,137,520
Maple Leaf Cement Factory, Ltd.	624,937	235,590
Mari Petroleum Co., Ltd.	47,410	526,548
MCB Bank, Ltd.	1,209,730	1,800,926
Millat Tractors, Ltd.	97,690	737,947
National Bank of Pakistan(1)	672,540	244,692
Nishat Mills, Ltd.	2,394,071	2,645,339
Oil & Gas Development Co., Ltd.	1,122,391	1,336,298
Pak Elektron, Ltd.	892,000	214,599
Pak Suzuki Motor Co., Ltd.	106,700	180,614
Pakistan Oilfields, Ltd.	226,320	928,028
Pakistan Petroleum, Ltd.	963,443	1,357,980
Pakistan State Oil Co., Ltd.	603,928	1,274,482

Security	Shares	Value
Pakistan Telecommunication Co., Ltd.	1,949,200	$161,067
Searle Co., Ltd. (The)	686,633	1,526,685
SUI Southern Gas Co., Ltd.(1)	1,500,051	291,441
TRG Pakistan(1)	1,992,000	417,252
United Bank, Ltd.	556,245	630,392

		$25,867,762

Panama — 0.3%
Copa Holdings SA, Class A	59,767	$4,328,924

		$4,328,924

Peru — 1.5%
Alicorp SAA	647,081	$1,871,286
BBVA Banco Continental SA	158,301	185,933
Cementos Pacasmayo SAA	192,689	391,493
Cia de Minas Buenaventura SA ADR	281,597	3,897,303
Credicorp, Ltd.	56,000	12,639,760
Ferreycorp SAA	1,797,472	1,124,919
Grana y Montero SAA(1)	759,264	472,921
Southern Copper Corp.	120,776	4,630,552
Volcan Cia Minera SAA, Class B	3,886,275	714,664

		$25,928,831

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	940,610	$827,461
Aboitiz Power Corp.	1,953,600	1,231,177
Alliance Global Group, Inc.(1)	2,141,300	456,021
Ayala Corp.	121,625	2,093,801
Ayala Land, Inc.	2,517,700	1,868,143
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	881,570	1,355,471
BDO Unibank, Inc.	725,424	1,661,677
Bloomberry Resorts Corp.	6,741,900	1,059,919
Cosco Capital, Inc.	3,726,300	471,774
D&L Industries, Inc.	4,814,000	1,025,676
DMCI Holdings, Inc.	2,007,900	482,217
Emperador, Inc.	3,544,300	461,306
Energy Development Corp.(1)	9,677,700	1,242,727
Filinvest Land, Inc.	9,303,000	243,571
First Gen Corp.	1,924,322	562,571
First Philippine Holdings Corp.	503,250	599,407
Globe Telecom, Inc.	42,445	1,658,434
GT Capital Holdings, Inc.	31,780	451,673
International Container Terminal Services, Inc.	424,370	718,181
JG Summit Holdings, Inc.	1,447,590	1,281,861
Jollibee Foods Corp.	632,310	3,265,323
Lopez Holdings Corp.	2,174,000	171,963
LT Group, Inc.	1,489,900	404,047
Manila Electric Co.	360,830	2,483,682
Manila Water Co.	909,900	425,620
Megaworld Corp.	6,000,000	495,034
Melco Resorts and Entertainment (Philippines) Corp.(1)	3,711,400	497,356
Metro Pacific Investments Corp.	6,248,700	561,298
Metropolitan Bank & Trust Co.	762,077	934,938
Nickel Asia Corp.	9,507,240	451,637

Security	Shares	Value
Petron Corp.	4,267,400	$645,904
Philex Mining Corp.	6,094,825	396,236
PLDT, Inc.	127,230	3,283,432
Puregold Price Club, Inc.	1,689,500	1,283,425
Robinsons Land Corp.	1,000,882	393,426
Robinsons Retail Holdings, Inc.	764,800	1,084,006
San Miguel Corp.	199,890	639,747
Security Bank Corp.	152,770	412,854
Semirara Mining & Power Corp.	2,988,820	1,563,144
SM Investments Corp.	219,123	3,693,905
SM Prime Holdings, Inc.	5,444,499	3,442,139
Travellers International Hotel Group, Inc.(1)	3,521,900	342,337
Universal Robina Corp.	1,157,020	2,814,466
Vista Land & Lifescapes, Inc.	2,231,000	220,440

		$49,659,427

Poland — 3.0%
Alior Bank SA(1)	65,097	$977,158
AmRest Holdings SE(1)	81,550	842,227
Asseco Poland SA	480,583	6,046,957
Bank Handlowy w Warszawie SA	18,785	342,613
Bank Millennium SA(1)	402,685	926,978
Bank Polska Kasa Opieki SA	77,415	2,110,509
Boryszew SA(1)	122,670	152,894
Budimex SA	33,545	1,083,315
CCC SA	28,164	1,224,984
Ciech SA	42,262	467,254
Cyfrowy Polsat SA(1)	206,500	1,187,403
Enea SA(1)	392,460	821,757
Energa SA(1)	367,797	746,711
Eurocash SA	317,200	1,687,046
Getin Noble Bank SA(1)	774,062	108,896
Grupa Azoty SA	74,494	502,393
Grupa Lotos SA	61,162	1,102,824
ING Bank Slaski SA	23,516	997,227
Jastrzebska Spolka Weglowa SA(1)	80,467	1,546,978
KGHM Polska Miedz SA(1)	151,583	3,426,992
LPP SA	1,317	2,692,523
Lubelski Wegiel Bogdanka SA(1)	12,326	172,775
mBank SA	6,530	635,029
Netia SA(1)	393,220	480,399
Orange Polska SA(1)	1,362,301	1,539,639
PGE SA(1)	1,303,563	3,566,836
PKP Cargo SA(1)	51,483	539,920
Polski Koncern Naftowy ORLEN SA	170,552	4,101,332
Polskie Gornictwo Naftowe i Gazownictwo SA(1)	882,136	1,439,010
Powszechna Kasa Oszczednosci Bank Polski SA	435,499	4,522,836
Powszechny Zaklad Ubezpieczen SA	283,073	2,884,790
Santander Bank Polska SA	15,777	1,397,939
Tauron Polska Energia SA(1)	1,898,392	880,550

		$51,156,694

Qatar — 1.5%
Aamal Co. QSC	146,445	$375,955
Al Meera Consumer Goods Co.	3,672	146,643
Barwa Real Estate Co.	137,167	1,402,162

Security	Shares	Value
Commercial Bank PQSC (The)	104,480	$1,183,314
Doha Bank QPSC	80,200	482,733
Gulf International Services QSC(1)	73,013	358,666
Industries Qatar	91,125	3,493,060
Masraf Al Rayan QSC	181,160	1,882,342
Medicare Group	18,044	316,404
Ooredoo QPSC	110,151	2,079,061
Qatar Electricity & Water Co. QSC	39,145	2,011,622
Qatar Gas Transport Co., Ltd.	283,584	1,351,341
Qatar Insurance Co.	82,444	828,803
Qatar International Islamic Bank	11,705	198,697
Qatar Islamic Bank	27,302	1,142,727
Qatar National Bank QPSC	112,139	5,979,517
Qatar National Cement Co. QSC	12,629	207,276
Qatar Navigation QSC	30,821	599,347
Qatari Investors Group	21,054	165,538
United Development Co. QSC	275,635	1,054,206
Vodafone Qatar QSC(1)	275,224	618,024

		$25,877,438

Romania — 0.8%
Banca Transilvania SA	7,555,171	$4,256,804
BRD-Groupe Societe Generale SA	422,530	1,336,423
OMV Petrom SA	26,264,464	2,481,735
Societatea Energetica Electrica SA	487,729	1,278,801
Societatea Nationala de Gaze Naturale ROMGAZ SA	189,643	1,567,182
Transelectrica SA	214,535	1,154,881
Transgaz SA Medias	7,800	664,802

		$12,740,628

Russia — 5.8%
Aeroflot PJSC	407,556	$605,775
Alrosa PJSC	650,100	981,535
Evraz PLC	167,352	1,159,533
Federal Grid Co. Unified Energy System PJSC	279,085,440	644,360
Gazprom PJSC ADR	2,049,395	9,690,536
Globaltrans Investment PLC GDR(4)	168,955	1,651,517
Inter RAO UES PJSC	27,837,070	1,669,199
Lenta, Ltd. GDR(1)(4)	168,201	602,172
LSR Group PJSC GDR(4)	186,400	346,571
Lukoil PJSC ADR(6)	1,600	119,424
Lukoil PJSC ADR(6)	142,482	10,623,300
Luxoft Holding, Inc.(1)	17,500	721,525
Magnit PJSC	49,347	2,698,677
Magnit PJSC GDR(4)	66,434	884,826
Magnitogorsk Iron & Steel Works PJSC	721,700	523,123
Magnitogorsk Iron & Steel Works PJSC GDR(4)	46,201	433,075
Mail.ru Group, Ltd. GDR(1)(4)	108,518	2,876,213
Mechel PJSC ADR(1)	152,000	416,480
MMC Norilsk Nickel PJSC ADR(6)	32,723	541,566
MMC Norilsk Nickel PJSC ADR(6)	311,892	5,163,759
Mobile TeleSystems PJSC	883,357	3,454,559
Moscow Exchange MICEX-RTS PJSC(1)	606,740	807,874
Mosenergo PJSC	8,811,603	255,662
Novatek PJSC GDR(4)	27,908	4,706,891

Security	Shares	Value
Novolipetsk Steel PJSC GDR	65,900	$1,586,813
PhosAgro PJSC GDR(4)(6)	12,600	165,060
PhosAgro PJSC GDR(4)(6)	28,064	366,704
Polymetal International PLC	188,000	1,743,621
QIWI PLC ADR(1)	32,866	433,831
Rosneft Oil Co. PJSC GDR(4)(6)	3,905	27,452
Rosneft Oil Co. PJSC GDR(4)(6)	423,243	2,965,353
Rostelecom PJSC	836,637	889,377
RusHydro PJSC	167,955,080	1,394,843
Sberbank of Russia PJSC	4,344,448	12,434,548
Severstal PJSC GDR(4)	113,359	1,759,661
Sistema PJSFC	4,342,678	515,320
Sollers PJSC(1)	24,262	164,642
Surgutneftegas PJSC ADR(6)	374,704	1,489,035
Surgutneftegas PJSC, PFC Shares	2,610,900	1,504,061
Tatneft PJSC ADR(6)	3,614	256,594
Tatneft PJSC ADR(6)	85,086	5,972,270
TMK PJSC GDR(4)	64,757	245,268
Transneft PJSC, PFC Shares	662	1,713,922
Unipro PJSC	8,737,000	356,071
VEON, Ltd. ADR	370,784	1,041,903
VTB Bank PJSC	2,469,640,000	1,382,875
X5 Retail Group NV GDR(4)	114,000	2,676,350
Yandex NV, Class A(1)	191,000	5,754,830

		$98,418,556

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets Co.	23,008	$438,523
Al Rajhi Bank	85,461	1,993,481
Al Tayyar Travel Group Holding Co.	46,623	270,950
Alinma Bank	109,712	636,515
Almarai Co. JSC	38,453	504,907
Arab National Bank	49,700	436,043
Bank AlBilad	28,212	181,923
Banque Saudi Fransi	49,100	427,043
Etihad Etisalat Co.(1)	95,838	437,068
Fawaz Abdulaziz Al Hokair & Co.(1)	43,595	254,859
Jarir Marketing Co.	15,860	623,966
Mobile Telecommunications Co. Saudi Arabia(1)	123,207	207,745
National Industrialization Co.(1)	30,681	142,061
Rabigh Refining & Petrochemical Co.	64,000	389,542
Riyad Bank	68,200	315,113
Sahara Petrochemical Co.	43,292	202,541
Samba Financial Group	61,205	506,737
Saudi Airlines Catering Co.	5,500	120,973
Saudi Arabian Amiantit Co.(1)	106,500	168,112
Saudi Arabian Fertilizer Co.	12,058	262,999
Saudi Arabian Mining Co.(1)	21,900	280,370
Saudi Basic Industries Corp.	38,437	1,298,679
Saudi British Bank (The)	58,524	521,460
Saudi Chemical Co.	25,900	224,564
Saudi Electricity Co.	190,400	755,241
Saudi Industrial Investment Group	35,563	255,062
Saudi International Petrochemical Co.	40,200	235,591
Saudi Kayan Petrochemical Co.(1)	59,809	245,615

Security	Shares	Value
Saudi Telecom Co.	45,600	$1,036,807
Savola Group (The)	63,323	539,471
Yanbu National Petrochemical Co.	18,678	346,102

		$14,260,063

Slovenia — 0.7%
Cinkarna Celje DD	2,659	$671,882
Gorenje DD(1)	12,909	172,914
KRKA DD	59,747	3,687,206
Luka Koper	50,830	1,705,043
Petrol	5,432	1,923,271
Pozavarovalnica Sava DD	56,957	974,570
Telekom Slovenije DD	20,625	1,501,717
Zavarovalnica Triglav DD	40,951	1,261,510

		$11,898,113

South Africa — 6.0%
Absa Group, Ltd.	94,735	$957,229
AECI, Ltd.	52,556	338,222
African Rainbow Minerals, Ltd.	57,934	490,520
Anglo American Platinum, Ltd.	23,185	754,840
AngloGold Ashanti, Ltd.	152,230	1,481,666
Aspen Pharmacare Holdings, Ltd.	392,807	4,153,929
Astral Foods, Ltd.	18,500	248,828
AVI, Ltd.	186,900	1,267,311
Barloworld, Ltd.	516,820	4,212,522
Bid Corp., Ltd.	147,327	2,758,522
Bidvest Group, Ltd. (The)	489,196	6,104,997
Capitec Bank Holdings, Ltd.	12,100	812,875
Clicks Group, Ltd.	129,100	1,644,553
DataTec, Ltd.	160,600	254,477
Discovery, Ltd.	96,631	1,037,073
Exxaro Resources, Ltd.	118,010	1,206,990
FirstRand, Ltd.	605,547	2,644,824
Foschini Group, Ltd. (The)	63,545	695,641
Gold Fields, Ltd.	354,061	936,049
Grindrod, Ltd.(1)	340,300	153,046
Growthpoint Properties, Ltd.	1,042,876	1,601,139
Harmony Gold Mining Co., Ltd.	296,711	553,925
Hyprop Investments, Ltd.	92,800	568,009
Impala Platinum Holdings, Ltd.(1)	403,699	741,828
Imperial Holdings, Ltd.	60,958	676,365
Investec, Ltd.	62,594	388,587
JSE, Ltd.	40,800	453,307
Kumba Iron Ore, Ltd.	14,360	281,553
Liberty Holdings, Ltd.	47,175	346,046
Life Healthcare Group Holdings, Ltd.	1,510,419	2,508,130
Massmart Holdings, Ltd.	116,773	758,403
Mediclinic International PLC	253,849	1,222,819
MMI Holdings, Ltd.(1)	478,158	579,819
Mondi, Ltd.	40,419	967,372
Mr Price Group, Ltd.	59,321	928,801
MTN Group, Ltd.	1,450,516	8,423,044
Murray & Roberts Holdings, Ltd.	915,850	1,053,897
Nampak, Ltd.(1)	465,438	469,586

Security	Shares	Value
Naspers, Ltd., Class N	49,034	$8,600,605
Nedbank Group, Ltd.	44,331	749,422
Netcare, Ltd.	1,305,994	2,192,112
Northam Platinum, Ltd.(1)	207,738	547,893
Pick’n Pay Stores, Ltd.	225,781	1,043,537
PPC, Ltd.(1)	468,427	188,918
Rand Merchant Investment Holdings, Ltd.	241,697	561,616
Redefine Properties, Ltd.	2,311,150	1,502,162
Remgro, Ltd.	103,310	1,331,840
Reunert, Ltd.	407,260	2,200,315
RMB Holdings, Ltd.	163,033	823,458
Sanlam, Ltd.	324,757	1,635,255
Sappi, Ltd.	217,100	1,219,786
Sasol, Ltd.	187,889	6,140,203
Shoprite Holdings, Ltd.	224,300	2,738,294
Sibanye Gold, Ltd.(1)	534,218	371,655
SPAR Group, Ltd. (The)	122,500	1,460,655
Standard Bank Group, Ltd.	212,802	2,357,679
Steinhoff International Holdings NV(1)	787,883	102,202
Telkom SA SOC, Ltd.	309,050	1,124,827
Tiger Brands, Ltd.	103,271	1,849,769
Tongaat Hulett, Ltd.	99,910	384,728
Truworths International, Ltd.	105,912	580,159
Vodacom Group, Ltd.	460,877	3,886,463
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,101,692
Woolworths Holdings, Ltd.	245,524	847,917

		$100,219,906

South Korea — 5.4%
AMOREPACIFIC Corp.	8,280	$1,118,725
AMOREPACIFIC Group	6,000	328,862
BNK Financial Group, Inc.	34,935	233,339
Celltrion, Inc.(1)	13,945	2,667,902
Cheil Worldwide, Inc.	31,519	628,942
CJ CheilJedang Corp.	2,752	785,008
CJ Corp.	1,800	173,088
CJ ENM Co., Ltd.	3,130	622,766
CJ Logistics Corp.(1)	2,049	285,841
Coway Co., Ltd.	11,040	681,263
Daelim Industrial Co., Ltd.	4,800	321,350
Daesang Corp.	8,000	158,868
Daewoo Engineering & Construction Co., Ltd.(1)	36,541	145,878
Daewoo Industrial Development Co., Ltd.(1)	3,657	11,553
Daewoong Pharmaceutical Co., Ltd.	5,630	700,830
DB Insurance Co., Ltd.	5,340	336,629
DGB Financial Group Co., Ltd.	34,537	285,664
Dong-A Pharmaceutical Co., Ltd.	2,407	188,256
Dong-A ST Co., Ltd.	4,078	300,327
Dongkuk Steel Mill Co., Ltd.	50,333	313,156
Doosan Corp.	1,901	200,359
Doosan Heavy Industries & Construction Co., Ltd.(1)	23,400	226,114
Doosan Infracore Co., Ltd.(1)	34,600	235,237
E-MART, Inc.	6,525	1,173,832
GS Engineering & Construction Corp.	10,435	384,784
GS Holdings Corp.	29,120	1,242,790

Security	Shares	Value
Hana Financial Group, Inc.	32,400	$1,091,414
Hanjin Kal Corp.	10,383	176,711
Hankook Tire Co., Ltd.	14,523	528,210
Hanmi Pharm Co., Ltd.	2,869	984,547
Hanmi Science Co., Ltd.	9,058	531,763
Hansol Holdings Co., Ltd.	37,566	137,183
Hansol Paper Co., Ltd.	22,933	351,937
Hanwha Aerospace Co., Ltd.(1)	9,095	228,052
Hanwha Chemical Corp.	35,850	510,525
Hanwha Corp.	11,790	292,015
HDC Holdings Co., Ltd.	6,549	97,160
HDC Hyundai Development Co-Engineering & Construction, Class E(1)	4,650	180,237
Hite-Jinro Co., Ltd.	20,121	278,750
Hyosung Advanced Materials Corp.(1)	1,067	98,419
Hyosung Chemical Corp.(1)	760	87,638
Hyosung Corp.	3,287	148,543
Hyosung TNC Co., Ltd.(1)	1,031	158,728
Hyundai Construction Equipment Co., Ltd.(1)	1,100	72,517
Hyundai Department Store Co., Ltd.	2,715	207,676
Hyundai Engineering & Construction Co., Ltd.	10,644	430,147
Hyundai Glovis Co., Ltd.	3,070	308,274
Hyundai Heavy Industries Co., Ltd.(1)	4,301	473,123
Hyundai Heavy Industries Holdings Co., Ltd.(1)	867	272,449
Hyundai Marine & Fire Insurance Co., Ltd.	10,256	377,337
Hyundai Mipo Dockyard Co., Ltd.(1)	2,075	172,102
Hyundai Mobis Co., Ltd.	9,659	1,613,456
Hyundai Motor Co.	25,668	2,404,139
Hyundai Steel Co.	16,100	590,809
Hyundai Wia Corp.	5,400	140,661
Industrial Bank of Korea	37,480	489,433
Kakao Corp.	3,565	288,173
Kangwon Land, Inc.	30,266	766,395
KB Financial Group, Inc.	38,300	1,594,973
KCC Corp.	745	162,010
Kia Motors Corp.	43,103	1,077,390
Korea Electric Power Corp.	109,795	2,622,613
Korea Gas Corp.(1)	15,148	694,902
Korea Investment Holdings Co., Ltd.	6,990	365,550
Korea Zinc Co., Ltd.	1,988	663,036
Korean Air Lines Co., Ltd.	10,010	242,322
Korean Reinsurance Co.	29,387	250,262
KT Corp.	69,653	1,752,471
KT Corp. ADR	3,700	51,208
KT&G Corp.	32,163	2,868,015
Kumho Petrochemical Co., Ltd.	4,400	334,256
LG Chem, Ltd.	8,233	2,515,804
LG Corp.	16,110	938,608
LG Display Co., Ltd.	19,325	281,981
LG Electronics, Inc.	15,743	880,109
LG Hausys, Ltd.	2,858	120,836
LG Household & Health Care, Ltd.	1,800	1,655,289
LG International Corp.	8,000	110,446
LG Uplus Corp.	103,900	1,476,652
Lotte Chemical Corp.	3,991	922,091

Security	Shares	Value
Lotte Corp.(1)	5,796	$242,515
LOTTE Fine Chemical Co., Ltd.	9,050	325,438
Lotte Shopping Co., Ltd.	1,923	328,295
LS Corp.	3,530	157,028
LS Industrial Systems Co., Ltd.	3,300	143,465
Medy-Tox, Inc.	2,109	863,989
Mirae Asset Daewoo Co., Ltd.	44,889	254,734
Naver Corp.	6,970	701,909
NCsoft Corp.	1,263	477,360
NH Investment & Securities Co., Ltd.	21,508	230,889
NHN Entertainment Corp.(1)	4,718	190,447
Nong Shim Co., Ltd.	3,700	709,182
OCI Co., Ltd.	4,137	310,808
Orion Corp. of Republic of Korea	10,527	881,306
POSCO	11,925	2,729,548
Posco Daewoo Corp.	9,000	141,592
S-Oil Corp.	19,812	2,161,931
S1 Corp.	3,266	276,582
Samsung Biologics Co., Ltd.(1)(2)	2,681	917,651
Samsung C&T Corp.	10,600	1,014,502
Samsung Card Co., Ltd.	8,160	241,119
Samsung Electro-Mechanics Co., Ltd.	3,583	374,008
Samsung Electronics Co., Ltd.	201,430	7,540,691
Samsung Fire & Marine Insurance Co., Ltd.	3,579	875,738
Samsung Heavy Industries Co., Ltd.(1)	67,350	413,208
Samsung Life Insurance Co., Ltd.	11,510	931,222
Samsung SDI Co., Ltd.	2,525	525,109
Samsung Securities Co., Ltd.	9,540	225,385
Shinhan Financial Group Co., Ltd.	48,751	1,815,770
Shinsegae, Inc.	1,984	452,991
SK Chemicals Co., Ltd.(1)	5,375	286,473
SK Holdings Co., Ltd.	3,484	802,212
SK Hynix, Inc.	26,400	1,589,949
SK Innovation Co., Ltd.	25,691	4,821,429
SK Networks Co., Ltd.	41,210	154,514
SK Telecom Co., Ltd.	18,200	4,276,280
ViroMed Co., Ltd.(1)	6,453	1,063,234
Woori Bank	61,986	858,877
Yuhan Corp.	5,050	744,576
Zyle Motor Sales Corp.(1)	5,113	8,637

		$90,881,303

Sri Lanka — 0.8%
Access Engineering PLC	3,199,414	$287,343
Aitken Spence PLC	1,072,547	280,630
Ceylon Tobacco Co. PLC	140,993	1,113,748
Chevron Lubricants Lanka PLC	937,972	381,301
Commercial Bank of Ceylon PLC	2,108,547	1,439,517
DFCC Bank PLC	293,137	155,315
Dialog Axiata PLC	10,522,048	688,715
Distilleries Co. of Sri Lanka PLC	998,655	102,419
Hatton National Bank PLC	1,368,463	1,635,810
Hemas Holdings PLC	500,000	242,099
John Keells Holdings PLC	3,177,989	2,732,311

Security	Shares	Value
Lanka IOC PLC	1,479,571	$227,391
Melstacorp PLC(1)	6,101,508	1,698,744
National Development Bank PLC	538,000	321,232
Nations Trust Bank PLC(1)	386,337	194,328
Sampath Bank PLC(1)	767,744	1,008,659
Teejay Lanka PLC	1,705,074	309,826

		$12,819,388

Taiwan — 6.0%
AcBel Polytech, Inc.	429,000	$246,742
Acer, Inc.	263,519	185,428
AirTAC International Group	92,714	799,864
AmTRAN Technology Co., Ltd.(1)	650,067	248,415
ASE Technology Holding Co., Ltd.	198,561	400,482
Asia Cement Corp.	280,356	297,255
Asustek Computer, Inc.	40,325	299,020
AU Optronics Corp.	578,837	226,155
Capital Securities Corp.	761,762	228,268
Catcher Technology Co., Ltd.	37,183	375,964
Cathay Financial Holding Co., Ltd.	941,533	1,494,846
Center Laboratories, Inc.	548,831	1,016,580
Chailease Holding Co., Ltd.	132,328	379,538
Chang Hwa Commercial Bank, Ltd.	862,655	490,068
Cheng Shin Rubber Industry Co., Ltd.	731,672	1,032,276
Chicony Electronics Co., Ltd.	100,164	200,758
China Airlines, Ltd.	2,591,887	769,123
China Development Financial Holding Corp.	1,527,050	491,677
China Life Insurance Co., Ltd.	352,389	334,928
China Motor Corp.	762,315	575,496
China Petrochemical Development Corp.(1)	764,564	280,022
China Steel Corp.	1,927,734	1,522,516
Chipbond Technology Corp.	68,000	125,242
Chong Hong Construction Co., Ltd.	184,999	421,752
Chunghwa Telecom Co., Ltd.	2,062,746	7,285,930
Clevo Co.	260,155	202,612
Compal Electronics, Inc.	572,345	316,150
CTBC Financial Holding Co., Ltd.	2,304,275	1,543,013
Delta Electronics, Inc.	132,151	556,252
Dynapack International Technology Corp.	183,374	230,579
E Ink Holdings, Inc.	172,000	136,199
E.Sun Financial Holding Co., Ltd.	1,308,040	868,499
Eclat Textile Co., Ltd.	65,159	775,829
Elan Microelectronics Corp.	66,710	124,630
EVA Airways Corp.	1,878,834	860,683
Evergreen International Storage & Transport Corp.	868,000	359,429
Evergreen Marine Corp.	2,492,441	920,796
Everlight Electronics Co., Ltd.	142,291	122,596
Far Eastern Department Stores, Ltd.	1,001,995	501,159
Far Eastern New Century Corp.	2,348,695	2,362,358
Far EasTone Telecommunications Co., Ltd.	1,139,084	2,714,417
Feng Hsin Steel Co., Ltd.	183,260	347,668
FIH Mobile, Ltd.(1)	1,391,000	129,730
First Financial Holding Co., Ltd.	1,093,322	691,682
Formosa Chemicals & Fibre Corp.	592,399	2,149,849
Formosa International Hotels Corp.	118,084	510,186

Security	Shares	Value
Formosa Petrochemical Corp.	1,005,320	$3,968,778
Formosa Plastics Corp.	624,896	2,043,461
Formosa Taffeta Co., Ltd.	432,000	470,896
Formosan Rubber Group, Inc.	350,730	162,257
Foxconn Technology Co., Ltd.	109,087	231,643
Fubon Financial Holding Co., Ltd.	852,596	1,337,642
Giant Manufacturing Co., Ltd.	161,208	616,976
Goldsun Building Materials Co., Ltd.	1,672,928	441,978
Great Wall Enterprise Co., Ltd.	996,050	971,734
Highwealth Construction Corp.	441,669	648,779
Hiwin Technologies Corp.	247,241	1,604,621
Hon Hai Precision Industry Co., Ltd.	638,747	1,625,961
Hota Industrial Manufacturing Co., Ltd.	89,360	376,218
Hotai Motor Co., Ltd.	177,000	1,224,736
HTC Corp.(1)	185,535	201,959
Hu Lane Associate, Inc.	157,000	401,280
Hua Nan Financial Holdings Co., Ltd.	996,678	562,961
Innolux Corp.	623,762	189,402
Inventec Corp.	324,966	262,638
Kenda Rubber Industrial Co., Ltd.	238,367	228,402
Kinpo Electronics, Inc.	2,159,000	647,000
Largan Precision Co., Ltd.	5,795	633,181
MediaTek, Inc.	77,462	572,184
Mega Financial Holding Co., Ltd.	1,215,730	1,029,472
Merida Industry Co., Ltd.	103,657	363,894
Nan Kang Rubber Tire Co., Ltd.	1,001,253	875,119
Nan Ya Plastics Corp.	828,214	2,063,088
Novatek Microelectronics Corp., Ltd.	41,942	185,548
Pegatron Corp.	135,028	246,729
Pou Chen Corp.	895,819	909,030
Powertech Technology, Inc.	111,865	245,381
President Chain Store Corp.	382,664	4,328,754
Quanta Computer, Inc.	198,508	313,979
Radiant Opto-Electronics Corp.	47,264	124,211
Radium Life Tech Co., Ltd.(1)	633,422	312,629
Realtek Semiconductor Corp.	46,002	185,238
Ruentex Development Co., Ltd.	314,860	436,981
Sanyang Motor Co., Ltd.	1,013,866	649,737
ScinoPharm Taiwan, Ltd.	255,343	188,466
Shin Kong Financial Holding Co., Ltd.	1,243,256	409,905
Shin Kong Synthetic Fibers Corp.	750,483	254,051
Sino-American Silicon Products, Inc.	70,233	131,519
SinoPac Financial Holdings Co., Ltd.	1,349,414	459,033
St. Shine Optical Co., Ltd.	22,000	392,749
Synnex Technology International Corp.	169,358	182,760
Tainan Spinning Co., Ltd.	941,822	370,382
Taishin Financial Holding Co., Ltd.	1,129,729	503,375
Taiwan Business Bank	798,613	263,634
Taiwan Cement Corp.	613,513	689,641
Taiwan Cooperative Financial Holding Co., Ltd.	943,886	531,624
Taiwan Fertilizer Co., Ltd.	130,000	176,797
Taiwan Glass Industry Corp.	542,564	233,320
Taiwan Mobile Co., Ltd.	994,296	3,552,925
Taiwan Semiconductor Manufacturing Co., Ltd.	847,465	6,362,244

Security	Shares	Value
Taiwan Tea Corp.(1)	395,711	$200,352
Tatung Co., Ltd.(1)	622,785	727,992
Teco Electric & Machinery Co., Ltd.	2,247,000	1,292,837
Tong Yang Industry Co., Ltd.	374,608	423,596
TPK Holding Co., Ltd.	79,148	123,405
Tripod Technology Corp.	68,535	165,604
TSRC Corp.	417,063	385,236
TTY Biopharm Co., Ltd.	534,330	1,396,736
Tung Ho Steel Enterprise Corp.	798,060	541,379
U-Ming Marine Transport Corp.	186,000	194,788
Uni-President Enterprises Corp.	2,803,831	6,796,072
United Microelectronics Corp.	816,090	310,997
United Renewable Energy Co., Ltd.(1)	685,542	152,705
Walsin Lihwa Corp.	1,933,000	961,402
Wan Hai Lines, Ltd.	518,962	253,814
Waterland Financial Holdings	723,556	235,287
Wei Chuan Food Corp.(1)	623,000	384,324
Wistron Corp.	289,489	177,469
WPG Holdings Co., Ltd.	227,689	271,174
Xxentria Technology Materials Corp.	234,700	448,237
Yageo Corp.	19,591	200,888
Yang Ming Marine Transport(1)	1,153,621	319,555
YFY, Inc.	531,120	192,674
Yieh Phui Enterprise Co., Ltd.	1,480,438	459,964
Yuanta Financial Holding Co., Ltd.	1,273,629	619,364
Yulon Motor Co., Ltd.	646,950	378,261

		$100,163,675

Thailand — 2.9%
Advanced Info Service PCL(7)	410,700	$2,430,238
Airports of Thailand PCL(7)	1,290,100	2,493,279
AP Thailand PCL(7)	1,657,700	411,057
Bangkok Bank PCL(7)	101,600	635,017
Bangkok Dusit Medical Services PCL(7)	3,403,700	2,524,322
Bangkok Land PCL(7)	13,071,100	679,152
Banpu PCL(7)	403,300	212,376
BEC World PCL(1)(7)	1,120,800	206,811
Berli Jucker PCL(7)	370,200	624,162
BTS Group Holdings PCL(7)	2,451,400	678,049
Bumrungrad Hospital PCL(7)	351,900	2,054,258
Central Pattana PCL(7)	537,000	1,280,599
Central Plaza Hotel PCL(7)	268,400	326,666
CH. Karnchang PCL(7)	442,520	340,631
Charoen Pokphand Foods PCL(7)	793,800	605,004
CP ALL PCL(7)	829,400	1,685,089
Delta Electronics (Thailand) PCL(7)	663,300	1,380,931
Electricity Generating PCL(7)	210,700	1,469,876
Glow Energy PCL(7)	466,800	1,179,723
Hana Microelectronics PCL(7)	933,400	1,022,281
Home Product Center PCL(7)	3,225,155	1,452,403
Indorama Ventures PCL(7)	760,200	1,247,095
IRPC PCL(7)	2,114,500	389,368
Italian-Thai Development PCL(1)(7)	2,682,406	221,867
Jasmine International PCL(7)	662,900	103,185
Kasikornbank PCL(7)	193,300	1,163,601

Security	Shares	Value
KCE Electronics PCL(7)	562,600	$634,248
Khon Kaen Sugar Industry PCL(7)	2,728,780	273,921
Kiatnakin Bank PCL(7)	103,100	221,845
Krung Thai Bank PCL(7)	535,400	325,033
L.P.N. Development PCL(7)	1,255,000	354,864
Land & Houses PCL(7)	2,593,500	807,799
Minor International PCL(7)	1,436,077	1,585,903
Pruksa Holding PCL(7)	518,200	315,876
PTT Exploration & Production PCL(7)	259,798	1,088,138
PTT Global Chemical PCL(7)	634,600	1,482,515
PTT PCL(7)	1,526,400	2,347,176
Quality House PCL(7)	6,862,846	650,986
Ratchaburi Electricity Generating Holding PCL(7)	441,300	652,240
Robinson PCL(7)	315,200	622,657
Samart Corp. PCL(7)	2,188,100	473,223
Siam Cement PCL(7)	94,300	1,191,319
Siam City Cement PCL(7)	39,783	288,442
Siam Commercial Bank PCL(7)	281,600	1,168,627
Siam Global House PCL (The)(7)	1,162,656	658,331
Sino-Thai Engineering & Construction PCL(1)(7)	452,157	339,039
Super Energy Corp. PCL(1)(7)	11,910,000	251,940
Thai Airways International PCL(1)(7)	472,700	185,768
Thai Beverage PCL(7)	2,240,500	1,011,970
Thai Oil PCL(7)	158,700	405,876
Thai Union Group PCL(7)	704,700	353,395
Thanachart Capital PCL(7)	217,000	345,302
Thoresen Thai Agencies PCL(7)	1,334,265	270,541
TMB Bank PCL(7)	6,724,400	463,572
Total Access Communication PCL(7)	473,300	680,627
TPI Polene PCL(7)	4,974,200	270,715
True Corp. PCL(7)	6,528,990	1,164,401
TTW PCL(7)	2,613,100	969,329

		$48,672,658

Tunisia — 0.3%
Attijari Bank	16,957	$253,005
Banque de Tunisie	168,735	456,191
Banque Internationale Arabe de Tunisie	8,448	378,111
Banque Nationale Agricole(1)	87,115	518,098
Carthage Cement(1)	597,550	306,722
Euro Cycles SA	18,760	123,549
Poulina Group	122,715	510,405
Societe D’Articles Hygieniques SA(1)	90,787	371,986
Societe Frigorifique et Brasserie de Tunis SA	92,682	764,445
Telnet Holding	95,416	297,572
Union Internationale de Banques SA	40,688	381,296

		$4,361,380

Turkey — 2.9%
AG Anadolu Grubu Holding AS	109,884	$223,768
Akbank T.A.S.	887,877	1,049,990
Akcansa Cimento AS	126,800	171,448
Aksa Akrilik Kimya Sanayii AS	251,413	407,330
Aksa Enerji Uretim AS(1)	600,923	409,343
Albaraka Turk Katilim Bankasi AS	522,467	123,564

Security	Shares	Value
Anadolu Efes Biracilik ve Malt Sanayii AS	257,058	$864,283
Arcelik AS	516,256	1,435,880
Aygaz AS	279,132	608,008
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	372,500	112,624
BIM Birlesik Magazalar AS	271,885	3,864,960
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	121,177	130,620
Cimsa Cimento Sanayi ve Ticaret AS	141,400	190,070
Coca-Cola Icecek AS	102,495	506,045
Dogan Sirketler Grubu Holding AS(1)	1,732,915	338,522
Dogus Otomotiv Servis ve Ticaret AS	111,778	100,094
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	234,547
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,265,567	2,775,035
Enka Insaat ve Sanayi AS	1,336,833	1,117,171
Eregli Demir ve Celik Fabrikalari TAS	2,495,893	4,050,350
Ford Otomotiv Sanayi AS	157,461	1,690,967
Gubre Fabrikalari TAS(1)	239,300	127,275
Haci Omer Sabanci Holding AS	498,524	635,896
Is Gayrimenkul Yatirim Ortakligi AS	1,682,412	262,340
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,316,004	1,269,492
KOC Holding AS	746,532	2,085,438
Koza Altin Isletmeleri AS(1)	77,300	623,077
Migros Ticaret AS(1)	75,000	196,293
Net Holding AS(1)	325,363	129,205
Pegasus Hava Tasimaciligi AS(1)	36,600	131,633
Petkim Petrokimya Holding AS	1,139,360	1,037,078
TAV Havalimanlari Holding AS	101,888	424,193
Tekfen Holding AS	209,373	797,106
Tofas Turk Otomobil Fabrikasi AS	266,109	1,004,420
Trakya Cam Sanayii AS	365,441	213,955
Tupras-Turkiye Petrol Rafinerileri AS	353,994	8,352,013
Turk Hava Yollari AO(1)	578,119	1,456,215
Turk Sise ve Cam Fabrikalari AS	769,408	651,611
Turk Telekomunikasyon AS(1)	1,467,995	842,387
Turkcell Iletisim Hizmetleri AS	2,156,473	4,388,303
Turkiye Garanti Bankasi AS	882,172	1,109,700
Turkiye Halk Bankasi AS	267,144	295,429
Turkiye Is Bankasi AS, Class C	563,039	402,966
Turkiye Sinai Kalkinma Bankasi AS	1,026,653	130,602
Turkiye Vakiflar Bankasi TAO, Class D	458,258	281,156
Ulker Biskuvi Sanayi AS(1)	269,059	711,453
Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	288,723
Yapi ve Kredi Bankasi AS(1)	609,032	176,624

		$48,429,202

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	762,399	$1,679,538
Abu Dhabi National Hotels	232,683	237,540
Agthia Group PJSC	1,013,903	1,135,830
Air Arabia PJSC	3,313,570	919,391
Al Waha Capital PJSC	1,190,808	604,673
Aldar Properties PJSC	4,132,498	1,948,125
Arabtec Holding PJSC	1,419,886	778,209
Dana Gas PJSC	5,241,906	1,639,582
DP World, Ltd.	193,959	3,490,673
Dubai Financial Market PJSC	1,437,904	339,563

Security	Shares	Value
Dubai Investments PJSC	1,856,227	$818,489
Dubai Islamic Bank PJSC	700,000	1,003,505
DXB Entertainments PJSC(1)	4,892,600	468,009
Emaar Properties PJSC	2,668,666	3,702,767
Emirates Telecommunications Group Co. PJSC	577,000	2,736,069
First Abu Dhabi Bank PJSC	1,181,681	4,448,603
RAK Properties PJSC	2,150,800	326,188

		$26,276,754

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC	1,125,355	$2,690,556
Bao Viet Holdings	307,150	1,294,814
Development Investment Construction Corp.	341,447	208,751
FLC Faros Construction JSC(1)	383,532	626,933
FPT Corp.	80,712	145,446
HAGL JSC(1)	1,155,511	252,612
Hoa Phat Group JSC(1)	2,367,837	4,097,038
KIDO Group Corp.	529,520	588,450
Kinh Bac City Development Share Holding Corp.(1)	328,860	171,028
Masan Group Corp.(1)	377,350	1,346,550
PetroVietnam Drilling & Well Services JSC(1)	813,305	575,590
PetroVietnam Fertilizer & Chemical JSC	685,220	552,707
PetroVietnam Gas JSC	276,050	1,229,214
PetroVietnam Technical Services Corp.	1,048,600	851,448
Phu Nhuan Jewelry JSC	37,990	158,549
Saigon Securities, Inc.	198,000	244,088
Vietjet Aviation JSC	304,236	1,749,044
Vietnam Dairy Products JSC	543,837	2,713,335
Vietnam Joint Stock Commercial Bank for Industry and Trade	173,683	174,857
Vingroup JSC(1)	1,226,707	5,137,469

		$24,808,479

Total Common Stocks (identified cost $1,628,844,566)		$1,690,083,319

Warrants(1) — 0.0%

Security	Shares	Value
BTS Group Holdings PCL, Exp. 11/29/19, Strike THB 10.50	409,011	$0

Total Warrants (identified cost $0)		$0

Rights(1) — 0.0%(5)

Security	Shares	Value
Banco de Credito e Inversiones SA, Exp. 11/29/18	2,029	$6,224
S.A.C.I. Falabella, Exp. 11/17/18	1	0

Total Rights (identified cost $0)		$6,224

Total Investments — 100.4% (identified cost $1,628,844,566)		$1,690,089,543

Other Assets, Less Liabilities — (0.4)%		$(7,028,253)

Net Assets — 100.0%		$1,683,061,290

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $7,066,601 or 0.4% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $26,793,036 or 1.6% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.7%	$162,466,863
United States Dollar	8.1	136,733,378
South African Rand	6.8	100,117,704
Brazilian Real	6.2	103,652,100
Indian Rupee	6.0	100,309,507
New Taiwan Dollar	5.9	100,033,945
South Korean Won	5.4	90,830,095
Mexican Peso	5.0	84,918,861
Indonesian Rupiah	3.1	52,680,847
Polish Zloty	3.0	51,156,694
Philippine Peso	3.0	49,659,427
Chilean Peso	2.9	49,184,142
New Turkish Lira	2.9	48,429,202
Malaysian Ringgit	2.9	47,986,400
Thai Baht	2.8	47,660,688
Euro	2.7	45,866,003
Kuwaiti Dinar	1.9	32,649,042
Russian Ruble	1.9	31,996,423
United Arab Emirates Dirham	1.7	28,146,894
Qatari Riyal	1.5	25,877,438
Pakistani Rupee	1.5	25,867,762
Vietnamese Dong	1.5	24,808,479
Chinese Yuan Renminbi	1.4	22,759,228
Colombian Peso	1.2	20,957,612
Other currency, less than 1% each	11.4	205,340,809

Total Investments	100.4%	$1,690,089,543

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.2%	$323,340,908
Materials	11.5	193,599,102
Industrials	10.9	182,592,608
Communication Services	10.8	181,510,302
Consumer Staples	10.7	180,493,871
Energy	10.1	170,046,729
Consumer Discretionary	7.7	129,402,580
Utilities	6.5	109,800,459
Health Care	5.3	88,656,832
Information Technology	4.0	67,641,011
Real Estate	3.7	63,005,141

Total Investments	100.4%	$1,690,089,543

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$12,514,753	$762,018,663		$322,656	$774,856,072
Emerging Europe	12,134,553	285,482,412		125,955	297,742,920
Latin America	310,492,160	—		—	310,492,160
Middle East/Africa	2,427,321	304,492,936		71,910	306,992,167
Total Common Stocks	$337,568,787	$1,351,994,011	**	$520,521	$1,690,083,319
Warrants	$0	$—		$—	$0
Rights	6,224	—		—	6,224
Total Investments	$337,575,011	$1,351,994,011		$520,521	$1,690,089,543

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric International Equity Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Australia — 8.8%
Adelaide Brighton, Ltd.	13,200	$53,092
Alumina, Ltd.	55,500	100,723
Amcor, Ltd.	17,100	161,359
AMP, Ltd.	110,100	193,064
APA Group	127,000	864,869
ARB Corp., Ltd.	5,909	72,682
Aristocrat Leisure, Ltd.	35,900	676,497
Atlas Arteria, Ltd.	33,880	164,121
Atlassian Corp. PLC, Class A(1)	10,500	797,055
Aurizon Holdings, Ltd.	62,500	186,209
AusNet Services	363,000	440,288
Australia and New Zealand Banking Group, Ltd.	27,700	509,864
Australian Pharmaceutical Industries, Ltd.	100,174	108,808
BHP Billiton, Ltd.	18,400	424,555
Boral, Ltd.	21,487	85,599
Brambles, Ltd.	56,335	424,369
BWP Trust	43,000	105,521
Caltex Australia, Ltd.	14,550	291,128
carsales.com, Ltd.	36,600	317,232
Charter Hall Retail REIT	26,000	78,363
Cimic Group, Ltd.	4,546	152,632
Cleanaway Waste Management, Ltd.	110,518	141,279
Coca-Cola Amatil, Ltd.	25,021	176,090
Cochlear, Ltd.	2,716	342,252
Commonwealth Bank of Australia	11,400	560,548
Computershare, Ltd.	34,700	487,281
Corporate Travel Management, Ltd.	4,900	69,924
Cromwell Property Group	126,000	91,970
Crown Resorts, Ltd.	16,000	142,366
CSL, Ltd.	12,050	1,608,640
CSR, Ltd.	25,925	65,034
Dexus	45,000	325,139
Domino’s Pizza Enterprises, Ltd.	3,000	114,980
DuluxGroup, Ltd.	13,768	72,371
Evolution Mining, Ltd.	44,676	94,561
Fairfax Media, Ltd.	627,000	285,345
Flight Centre Travel Group, Ltd.	2,800	92,364
GPT Group (The)	81,100	296,601
GrainCorp, Ltd., Class A	25,572	149,487
GUD Holdings, Ltd.	8,300	72,770
GWA Group, Ltd.	16,000	31,290
Hansen Technologies, Ltd.	30,805	75,753
Harvey Norman Holdings, Ltd.	37,504	84,898
IDP Education, Ltd.	14,400	94,123
Incitec Pivot, Ltd.	42,949	119,006
Investa Office Fund	38,500	151,472

1

Security	Shares	Value
InvoCare, Ltd.	7,600	$65,410
James Hardie Industries PLC CDI	6,121	81,763
JB Hi-Fi, Ltd.	6,499	105,903
Link Administration Holdings, Ltd.	75,000	399,683
Mirvac Group	126,845	195,118
National Australia Bank, Ltd.	19,392	347,301
Navitas, Ltd.	32,100	115,711
Newcrest Mining, Ltd.	10,706	156,717
Nine Entertainment Co. Holdings, Ltd.	95,200	114,333
Northern Star Resources, Ltd.	21,243	132,710
Oil Search, Ltd.	69,256	380,735
Orica, Ltd.	5,800	70,666
Orora, Ltd.	42,869	102,164
Premier Investments, Ltd.	7,193	83,862
Qantas Airways, Ltd.	38,249	148,473
Qube Holdings, Ltd.	57,000	99,120
Rio Tinto, Ltd.	5,548	301,879
Santos, Ltd.	30,000	140,807
Scentre Group	188,500	531,053
Shopping Centres Australasia Property Group	68,000	123,677
Southern Cross Media Group, Ltd.	51,672	41,865
Spark Infrastructure Group	319,000	520,080
SpeedCast International, Ltd.	64,326	164,453
Star Entertainment Group, Ltd. (The)	38,085	128,429
Sydney Airport	45,111	206,183
Technology One, Ltd.	75,000	289,806
Telstra Corp., Ltd.	382,489	836,671
Transurban Group	71,615	576,025
Vicinity Centres	125,495	235,413
Washington H. Soul Pattinson & Co., Ltd.	17,626	361,369
Wesfarmers, Ltd.	32,900	1,089,572
Westpac Banking Corp.	23,351	443,569
Woodside Petroleum, Ltd.	33,435	823,179
Woolworths Group, Ltd.	32,700	659,997

		$22,027,270

Austria — 1.1%
ams AG	8,400	$327,241
ANDRITZ AG	2,354	121,961
BUWOG AG	3,930	133,527
CA Immobilien Anlagen AG	4,051	131,827
DO & Co. AG	1,870	169,553
Erste Group Bank AG	7,150	291,058
EVN AG	2,151	37,599
IMMOFINANZ AG	3,360	79,987
Lenzing AG	850	77,103
Oesterreichische Post AG	3,050	123,810
OMV AG	7,515	417,327
Porr AG	3,440	93,129
Rhi Magnesita NV	2,046	99,170
Telekom Austria AG	19,133	141,963
UNIQA Insurance Group AG	4,365	40,766
Verbund AG	9,000	362,270
Wienerberger AG	6,800	156,407

		$2,804,698

2

Security	Shares	Value
Belgium — 2.2%
Ageas	5,900	$295,207
AGFA-Gevaert NV(1)	19,500	87,061
Anheuser-Busch InBev SA/NV	10,700	791,386
Barco NV	1,818	207,009
Befimmo SA	1,600	87,709
Bekaert SA	9,000	194,378
bpost SA	14,900	226,131
Colruyt SA	1,550	90,123
D’ieteren SA/NV	2,000	79,102
Econocom Group SA/NV	45,600	142,730
Elia System Operator SA/NV	3,060	191,306
Euronav SA	25,800	240,242
Fagron(1)	6,200	100,843
Gimv NV	500	26,673
Ion Beam Applications(1)	3,519	61,872
KBC Group NV	5,125	353,195
Mithra Pharmaceuticals SA(1)	3,200	87,815
Proximus SA	16,200	412,741
Retail Estates NV	755	60,275
Sofina SA	347	66,369
Solvay SA	3,800	432,848
Telenet Group Holding NV	6,400	310,070
Tessenderlo Group SA(1)	2,900	102,088
UCB SA	4,872	409,151
Warehouses De Pauw CVA	3,700	479,848

		$5,536,172

Denmark — 2.2%
Alm Brand A/S	9,000	$75,369
Bakkafrost P/F	2,234	125,506
Carlsberg A/S, Class B	4,675	515,730
Chr. Hansen Holding A/S	4,046	408,412
Danske Bank A/S	21,600	413,394
Dfds A/S	1,122	48,022
DSV A/S	2,531	203,048
H Lundbeck AS	1,459	68,050
ISS A/S	4,580	150,413
Nilfisk Holding A/S(1)	1,020	40,037
Novo Nordisk A/S, Class B	13,400	578,700
Novozymes A/S, Class B	10,460	516,567
Orsted A/S(3)	12,900	817,999
Pandora A/S	10,275	642,148
Ringkjoebing Landbobank A/S	2,260	114,867
Rockwool International A/S, Class B	246	84,048
Royal Unibrew A/S	1,899	134,757
SimCorp A/S	3,060	235,605
Topdanmark A/S	2,527	120,117
Vestas Wind Systems A/S	2,869	179,916

		$5,472,705

Finland — 2.1%
Amer Sports Oyj	12,000	$446,061
Citycon Oyj	50,397	97,946
Cramo Oyj	3,655	69,673

3

Security	Shares	Value
DNA Oyj	5,000	$97,985
Elisa Oyj	11,250	447,593
Fortum Oyj	23,080	485,850
Huhtamaki Oyj	4,124	115,626
Kemira Oyj	3,783	46,398
Kesko Oyj, Class B	7,618	444,911
Kone Oyj, Class B	6,200	301,782
Metsa Board Oyj	9,623	84,158
Neste Oyj	7,000	574,806
Nokia Oyj	91,600	517,410
Oriola Oyj, Series B	21,185	64,710
Orion Oyj, Class B	11,320	389,400
Sampo Oyj, Class A	11,850	544,947
Terveystalo Oyj(1)(3)	7,800	66,672
Tieto Oyj	2,033	65,441
Tokmanni Group Corp.	7,975	64,687
UPM-Kymmene Oyj	8,531	274,261
Valmet Oyj	3,811	86,772
Wartsila Oyj Abp	4,500	76,570
YIT Oyj	7,400	42,147

		$5,405,806

France — 8.8%
Aeroports de Paris	489	$102,276
Air Liquide SA	16,550	2,000,667
Airbus SE	4,090	452,003
Alstom SA	2,298	100,360
Alten SA	1,970	189,850
Altran Technologies SA	18,800	186,338
Atos SE	4,100	350,661
AXA SA	26,400	660,704
Bureau Veritas SA	4,718	106,438
Carrefour SA	15,000	290,907
Christian Dior SE	216	83,563
Cie Generale des Etablissements Michelin SCA	1,700	174,037
CNP Assurances	6,100	135,954
Covivio	5,500	551,876
Credit Agricole SA	20,000	256,149
Dassault Systemes SE	5,550	694,774
Edenred	2,500	94,833
Eiffage SA	672	65,629
Elior Group SA(3)	3,613	51,970
Engie SA	70,500	936,747
EssilorLuxottica SA	3,600	491,683
Eurazeo SE	2,700	197,174
Eutelsat Communications SA	5,093	103,157
Fnac Darty SA(1)	617	43,865
Gecina SA	4,900	718,648
Getlink SE	10,600	133,330
Hermes International	370	211,234
Ingenico Group SA	2,340	165,613
L’Oreal SA	4,810	1,083,723
Lagardere SCA	3,693	100,947
Legrand SA	2,162	141,181

4

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	3,070	$931,455
Neopost SA	5,400	173,554
Orange SA	119,900	1,871,441
Pernod-Ricard SA	3,870	590,123
Publicis Groupe SA	1,902	110,101
Remy Cointreau SA	1,200	142,436
Renault SA	1,900	141,880
Rubis SCA	3,910	201,733
Safran SA	2,043	264,012
Sanofi	17,660	1,578,108
SCOR SE	4,600	212,570
SEB SA	492	70,546
Societe BIC SA	456	43,654
Societe Generale SA	13,400	491,214
Sodexo SA	2,760	281,732
Suez	25,209	363,622
Talend SA ADR(1)	1,800	111,510
Teleperformance	618	101,780
Thales SA	1,146	146,365
Total SA	33,368	1,957,882
Unibail-Rodamco-Westfield	4,184	757,132
Veolia Environnement SA	25,000	498,237
Vinci SA	3,092	275,186

		$22,192,564

Germany — 8.8%
Aareal Bank AG	5,640	$209,815
adidas AG	2,650	623,184
Allianz SE	4,920	1,024,934
alstria office REIT AG	16,144	232,404
Axel Springer SE	773	51,333
BASF SE	13,450	1,032,133
Bayerische Motoren Werke AG	4,900	421,943
Bayerische Motoren Werke AG, PFC Shares	1,536	115,686
Bechtle AG	1,050	93,248
Beiersdorf AG	7,400	765,140
Brenntag AG	1,852	96,720
CANCOM SE	2,228	90,844
Carl Zeiss Meditec AG	2,100	172,018
Continental AG	1,800	296,615
Covestro AG(3)	4,700	303,097
Delivery Hero SE(1)(3)	4,560	183,609
Deutsche Boerse AG	3,050	385,436
Deutsche EuroShop AG	3,000	93,093
Deutsche Lufthansa AG	7,699	154,543
Deutsche Post AG	10,450	329,962
Deutsche Telekom AG	119,400	1,958,360
Deutsche Wohnen SE	18,060	826,067
Dialog Semiconductor PLC(1)	6,400	168,776
Evonik Industries AG	7,050	218,097
Evotec AG(1)	8,500	167,550
Fielmann AG	1,390	86,221
Fraport AG	716	55,293
Fresenius Medical Care AG & Co. KGaA	4,100	321,918
Fresenius SE & Co. KGaA	6,200	394,046

5

Security	Shares	Value
Fuchs Petrolub SE, PFC Shares	1,895	$87,719
GEA Group AG	2,527	76,785
Gerresheimer AG	2,000	140,951
Grand City Properties SA	12,766	308,628
Hannover Rueck SE	1,092	146,853
HeidelbergCement AG	4,100	278,244
Henkel AG & Co. KGaA	7,700	754,275
Hochtief AG	363	53,792
Hugo Boss AG	1,223	87,400
Innogy SE(3)	11,600	512,305
KION Group AG	994	58,085
KWS Saat SE	205	69,644
LEG Immobilien AG	3,814	416,905
Merck KGaA	3,400	363,811
Metro AG(1)	23,200	349,004
MorphoSys AG(1)	1,650	152,785
MTU Aero Engines AG	567	120,392
Muenchener Rueckversicherungs-Gesellschaft AG	1,785	383,392
Nemetschek SE	1,300	170,895
Osram Licht AG	1,420	57,534
ProSiebenSat.1 Media SE	3,293	76,040
Puma SE	350	179,977
Rational AG	114	66,004
RWE AG(1)	48,500	943,529
RWE AG, PFC Shares	10,176	169,179
SAP SE	14,300	1,531,150
Sartorius AG, PFC Shares	1,370	198,161
Siemens AG	10,000	1,149,468
Siemens Healthineers AG(1)(3)	5,200	215,211
Software AG	2,606	116,670
Suedzucker AG	20,000	309,720
Symrise AG	2,610	218,632
TAG Immobilien AG	6,400	145,998
Talanx AG(1)	1,940	69,319
Telefonica Deutschland Holding AG(3)	39,800	154,719
TLG Immobilien AG	9,950	252,625
TUI AG	9,200	152,640
Uniper SE	19,850	572,839
VERBIO Vereinigte BioEnergie AG	4,576	26,923
Zalando SE(1)(3)	3,599	139,120

		$22,149,408

Hong Kong — 4.4%
AIA Group, Ltd.	134,200	$1,020,865
Alibaba Health Information Technology, Ltd.(1)	92,000	74,625
ASM Pacific Technology, Ltd.	26,500	229,828
Bank of East Asia, Ltd. (The)	30,000	97,269
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	108,000	181,981
BOC Hong Kong Holdings, Ltd.	42,000	157,236
Brightoil Petroleum Holdings, Ltd.(1)(4)	262,000	0
C-Mer Eye Care Holdings, Ltd.(1)	74,000	31,545
Cafe de Coral Holdings, Ltd.	38,000	82,356
Champion REIT	76,000	51,139
China Goldjoy Group, Ltd.	996,000	40,780
Chow Tai Fook Jewellery Group, Ltd.	78,600	68,967

6

Security	Shares	Value
CK Asset Holdings, Ltd.	37,500	$244,040
CK Hutchison Holdings, Ltd.	29,000	292,091
CLP Holdings, Ltd.	60,000	672,326
Esprit Holdings, Ltd.(1)	257,000	58,509
First Pacific Co., Ltd.	108,000	48,331
Fortune REIT	70,000	76,583
Galaxy Entertainment Group, Ltd.	58,000	314,890
Global Cord Blood Corp.	20,900	127,699
Hang Lung Group, Ltd.	21,000	51,701
Hang Lung Properties, Ltd.	57,000	103,322
Hang Seng Bank, Ltd.	12,000	281,371
Henderson Land Development Co., Ltd.	20,152	93,991
HK Electric Investments & HK Electric Investments, Ltd.	145,500	138,432
HKBN, Ltd.	228,000	342,291
HKT Trust and HKT, Ltd.	427,000	588,905
Hong Kong & China Gas Co., Ltd.	275,210	525,689
Hongkong Land Holdings, Ltd.	27,800	164,630
Hysan Development Co., Ltd.	18,000	84,414
Jardine Matheson Holdings, Ltd.	9,000	519,691
Jardine Strategic Holdings, Ltd.	7,900	265,381
Kerry Properties, Ltd.	13,500	42,502
Li & Fung, Ltd.	266,000	52,791
Lifestyle International Holdings, Ltd.	84,000	145,255
Link REIT	35,000	311,048
Luk Fook Holdings International, Ltd.	27,000	89,091
Macau Legend Development, Ltd.	273,000	47,747
Madison Holdings Group, Ltd.(1)	760,000	31,901
Melco Resorts & Entertainment, Ltd. ADR	6,900	114,747
MGM China Holdings, Ltd.	76,400	108,433
MTR Corp., Ltd.	69,000	334,804
Nexteer Automotive Group, Ltd.	48,000	67,684
NWS Holdings, Ltd.	138,000	273,905
Pacific Textiles Holdings, Ltd.	81,000	81,797
PCCW, Ltd.	502,000	275,633
Power Assets Holdings, Ltd.	53,500	357,268
Shangri-La Asia, Ltd.	50,000	68,300
Superb Summit International Group, Ltd.(1)(4)	230,000	0
Swire Pacific, Ltd., Class A	9,500	98,692
Swire Pacific, Ltd., Class B	45,000	72,633
Swire Properties, Ltd.	25,400	86,800
Techtronic Industries Co., Ltd.	41,500	195,414
Tongda Group Holdings, Ltd.	910,000	117,704
Town Health International Medical Group, Ltd.(1)(4)	604,000	26,572
Vitasoy International Holdings, Ltd.	160,000	510,065
VSTECS Holdings, Ltd.	154,000	73,101
VTech Holdings, Ltd.	14,500	170,352
Wharf Real Estate Investment Co., Ltd.	22,000	136,711
Yue Yuen Industrial Holdings, Ltd.	43,000	118,068

		$11,039,896

Ireland — 2.3%
AIB Group PLC	20,000	$96,426
Bank of Ireland Group PLC	111,400	787,108
Cairn Homes PLC(1)	59,850	96,085
CRH PLC	22,820	680,679

7

Security	Shares	Value
Glanbia PLC	7,647	$135,202
Grafton Group PLC	33,399	308,541
Greencore Group PLC	42,726	103,408
Hibernia REIT PLC	202,785	319,379
ICON PLC(1)	4,430	611,694
Irish Continental Group PLC	12,735	75,033
Irish Residential Properties REIT PLC	123,900	199,711
Kerry Group PLC, Class A	5,965	611,086
Kingspan Group PLC	10,449	453,985
Paddy Power Betfair PLC	8,826	761,775
Smurfit Kappa Group PLC	7,000	227,574
UDG Healthcare PLC	27,700	223,402

		$5,691,088

Israel — 2.2%
Airport City, Ltd.(1)	6,447	$75,069
Amot Investments, Ltd.	22,481	111,671
Bank Leumi Le-Israel B.M.	26,130	162,939
Bayside Land Corp.	83	35,656
Bezeq The Israeli Telecommunication Corp., Ltd.	620,446	712,449
Brack Capital Properties NV(1)	284	30,253
Check Point Software Technologies, Ltd.(1)	2,350	260,850
Delek Automotive Systems, Ltd.	13,963	78,791
Delta-Galil Industries, Ltd.	1,119	31,448
Elbit Systems, Ltd.	2,388	285,045
Electra, Ltd.	291	70,348
First International Bank of Israel, Ltd.	4,135	89,045
IDI Insurance Co., Ltd.	672	37,771
Inrom Construction Industries, Ltd.	18,751	65,600
Israel Chemicals, Ltd.	78,582	452,633
Israel Discount Bank, Ltd., Series A	46,000	150,326
Kenon Holdings, Ltd.	3,095	49,383
Melisron, Ltd.	3,626	153,740
Mizrahi Tefahot Bank, Ltd.	7,050	118,655
Nice, Ltd.(1)	2,738	290,522
Oil Refineries, Ltd.	389,192	185,007
Orbotech, Ltd.(1)	1,735	97,056
Paz Oil Co., Ltd.	2,376	355,770
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,600	132,499
Reit 1, Ltd.	19,864	77,671
Sella Capital Real Estate, Ltd.	44,539	73,721
Shapir Engineering and Industry, Ltd.	30,000	109,513
SodaStream International, Ltd.(1)	3,400	487,526
Strauss Group, Ltd.	9,181	201,307
Teva Pharmaceutical Industries, Ltd. ADR	29,620	591,808

		$5,574,072

Italy — 4.5%
A2A SpA	44,663	$71,968
Amplifon SpA	18,720	331,612
Ansaldo STS SpA(1)	6,279	90,264
Assicurazioni Generali SpA	16,416	264,902
ASTM SpA	5,700	112,938
Atlantia SpA	16,450	330,544
Autogrill SpA	4,891	48,086

8

Security	Shares	Value
Banca Mediolanum SpA	14,000	$81,116
Banca Popolare di Sondrio SCPA	17,850	56,272
Beni Stabili SpA SIIQ	132,963	113,849
Bio On SpA(1)	2,350	148,684
BPER Banca	16,800	63,756
Brembo SpA	4,505	49,874
Cementir Holding SpA	27,092	166,416
Cerved Group SpA	9,600	76,558
COSMO Pharmaceuticals NV(1)	1,400	176,298
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	44,930
Datalogic SpA	3,000	88,102
Davide Campari-Milano SpA	83,200	640,328
De’Longhi SpA	3,050	80,716
DiaSorin SpA	3,960	375,618
El.En. SpA	5,604	109,602
Enav SpA(3)	13,855	62,450
Enel SpA	177,000	867,842
ENI SpA	53,966	958,423
Ferrari NV(5)	400	46,844
Ferrari NV(5)	2,820	330,227
FinecoBank Banca Fineco SpA	8,950	93,542
Hera SpA	36,800	101,563
IMA Industria Macchine Automatiche SpA	1,000	59,967
Infrastrutture Wireless Italiane SpA(3)	68,200	474,263
International Game Technology PLC	2,666	49,454
Interpump Group SpA	7,500	216,375
Intesa Sanpaolo SpA	177,500	393,176
Italgas SpA	13,643	70,392
Leonardo SpA	13,286	144,030
Luxottica Group SpA	3,446	216,420
Mediobanca Banca di Credito Finanziario SpA	6,800	59,553
Moncler SpA	7,850	272,613
OVS SpA(1)(3)	20,100	35,493
Pirelli & C SpA(1)(3)	8,938	65,684
Poste Italiane SpA(3)	8,902	63,875
Prada SpA	18,400	65,366
Prysmian SpA	10,536	204,680
Reply SpA	1,900	105,286
Retelit SpA	143,500	229,941
Salvatore Ferragamo SpA	1,935	45,772
Saras SpA	65,200	127,305
Snam SpA	65,544	270,995
Societa Iniziative Autostradali e Servizi SpA	4,176	58,835
STMicroelectronics NV	69,400	1,054,481
Telecom Italia SpA(1)	1,078,237	634,169
Terna Rete Elettrica Nazionale SpA	42,000	216,951
Tod’s SpA	613	37,478
Unione di Banche Italiane SpA	29,142	88,946
UnipolSai Assicurazioni SpA	28,030	61,197

		$11,306,021

Japan — 12.9%
Activia Properties, Inc.	50	$207,513
Advance Residence Investment Corp.	55	140,513
Aeon Co., Ltd.	8,000	183,617

9

Security	Shares	Value
Air Water, Inc.	6,900	$111,773
Aisin Seiki Co., Ltd.	2,800	109,512
Ajinomoto Co., Inc.	11,700	189,019
Alps Electric Co., Ltd.	3,900	91,934
Asahi Kasei Corp.	19,000	227,971
Astellas Pharma, Inc.	24,800	383,165
Bandai Namco Holdings, Inc.	2,900	103,167
Bridgestone Corp.	4,200	161,949
Calbee, Inc.	3,300	109,485
Canon, Inc.	9,600	273,441
Central Japan Railway Co.	1,100	211,099
Chubu Electric Power Co., Inc.	31,800	458,578
Chugai Pharmaceutical Co., Ltd.	3,600	210,768
Chugoku Bank, Ltd. (The)	9,000	80,819
Chugoku Electric Power Co., Inc. (The)	21,400	275,261
Citizen Watch Co., Ltd.	12,000	69,072
Dai Nippon Printing Co., Ltd.	5,700	127,894
Daicel Corp.	9,200	97,327
Daido Steel Co., Ltd.	2,900	119,395
Daiichi Sankyo Co., Ltd.	6,300	240,806
Daikin Industries, Ltd.	1,300	150,685
Daito Trust Construction Co., Ltd.	1,600	210,941
Daiwa House REIT Investment Corp.	77	168,739
Daiwa Securities Group, Inc.	25,000	143,368
DeNA Co., Ltd.	5,700	94,813
Dentsu, Inc.	2,100	97,398
Don Quijote Holdings Co., Ltd.	1,700	101,553
East Japan Railway Co.	2,500	218,344
Eisai Co., Ltd.	4,000	333,121
Ezaki Glico Co., Ltd.	2,200	109,671
FamilyMart UNY Holdings Co., Ltd.	1,800	208,638
FUJIFILM Holdings Corp.	4,000	173,002
GLP J-REIT	123	121,714
Hachijuni Bank, Ltd. (The)	13,400	56,600
Hamamatsu Photonics K.K.	2,800	93,603
Hankyu Hanshin Holdings, Inc.	2,700	89,183
Hirose Electric Co., Ltd.	840	80,059
Hisamitsu Pharmaceutical Co., Inc.	1,700	95,791
Hokuhoku Financial Group, Inc.	4,000	49,555
Hulic Co., Ltd.	17,000	155,560
Idemitsu Kosan Co., Ltd.	7,100	321,649
INPEX Corp.	27,000	307,438
ITOCHU Corp.	8,400	155,786
Japan Airlines Co., Ltd.	2,000	70,982
Japan Exchange Group, Inc.	7,500	134,330
Japan Hotel REIT Investment Corp.	191	135,878
Japan Post Bank Co., Ltd.	8,600	100,265
Japan Post Holdings Co., Ltd.	8,000	94,868
Japan Prime Realty Investment Corp.	38	135,590
Japan Real Estate Investment Corp.	34	175,469
Japan Retail Fund Investment Corp.	95	175,464
Japan Tobacco, Inc.	13,700	352,026
JFE Holdings, Inc.	7,500	140,937
JSR Corp.	6,500	96,871
JXTG Holdings, Inc.	112,100	757,458

10

Security	Shares	Value
Kajima Corp.	4,500	$57,944
Kakaku.com, Inc.	3,700	67,015
Kaneka Corp.	1,800	75,233
Kansai Paint Co., Ltd.	6,000	88,658
Kao Corp.	4,700	312,654
KDDI Corp.	48,300	1,168,852
Keikyu Corp.	5,900	87,319
Keio Corp.	1,400	76,040
Keyence Corp.	800	390,816
Kintetsu Group Holdings Co., Ltd.	2,700	103,718
Konami Holdings Corp.	2,400	91,560
Konica Minolta, Inc.	10,000	98,984
Kuraray Co., Ltd.	6,400	87,907
Kyushu Electric Power Co., Inc.	20,600	239,309
Lawson, Inc.	1,600	101,564
Lion Corp.	5,000	94,004
M3, Inc.	6,400	103,725
Makita Corp.	2,000	69,145
Marubeni Corp.	12,600	102,169
Maruichi Steel Tube, Ltd.	3,000	86,442
Mebuki Financial Group, Inc.	21,500	65,475
MEIJI Holdings Co., Ltd.	2,200	145,969
Mitsubishi Chemical Holdings Corp.	19,200	149,672
Mitsubishi Corp.	4,600	129,468
Mitsubishi Motors Corp.	16,700	104,897
Mitsubishi Tanabe Pharma Corp.	6,300	93,057
Mitsubishi UFJ Financial Group, Inc.	95,000	574,986
Mitsui & Co., Ltd.	8,900	148,707
Mitsui Chemicals, Inc.	4,200	94,181
Mizuho Financial Group, Inc.	212,500	364,940
MS&AD Insurance Group Holdings, Inc.	4,600	138,171
Murata Manufacturing Co., Ltd.	2,300	357,961
NEC Corp.	4,500	129,174
NH Foods, Ltd.	3,000	103,458
Nidec Corp.	1,500	192,667
Nintendo Co., Ltd.	800	249,762
Nippon Building Fund, Inc.	44	251,444
Nippon Express Co., Ltd.	1,400	88,352
Nippon Kayaku Co., Ltd.	11,400	135,673
Nippon Paint Holdings Co., Ltd.	3,000	93,710
Nippon Paper Industries Co., Ltd.	5,100	92,401
Nippon Prologis REIT, Inc.	100	201,291
Nippon Shokubai Co., Ltd.	1,400	90,324
Nippon Steel & Sumitomo Metal Corp.	10,400	191,840
Nippon Telegraph & Telephone Corp.	23,300	960,859
Nissan Chemical Corp.	3,100	146,169
Nissan Motor Co., Ltd.	15,900	144,654
Nissin Foods Holdings Co., Ltd.	1,600	103,167
Nitori Holdings Co., Ltd.	800	104,459
Nitto Denko Corp.	2,000	124,950
Nomura Real Estate Master Fund, Inc.	165	213,721
Nomura Research Institute, Ltd.	2,400	106,401
NTT Data Corp.	12,500	160,481
NTT DoCoMo, Inc.	40,800	1,011,793

11

Security	Shares	Value
Obic Co., Ltd.	1,700	$154,768
Odakyu Electric Railway Co., Ltd.	4,900	103,589
Oji Holdings Corp.	17,000	120,719
Okinawa Electric Power Co., Inc. (The)	3,662	68,227
Olympus Corp.	3,800	126,661
Omron Corp.	2,900	117,405
Ono Pharmaceutical Co., Ltd.	7,000	158,855
Oracle Corp. Japan	1,900	128,609
Oriental Land Co., Ltd.	1,300	122,296
Orix JREIT, Inc.	116	177,457
Osaka Gas Co., Ltd.	15,700	287,090
Otsuka Corp.	3,000	99,507
Otsuka Holdings Co., Ltd.	6,700	320,447
Rakuten, Inc.	18,600	125,810
Recruit Holdings Co., Ltd.	6,600	177,141
Relo Group, Inc.	6,000	141,398
Ricoh Co., Ltd.	15,500	154,725
Rinnai Corp.	1,700	123,495
Ryohin Keikaku Co., Ltd.	400	105,732
Sawai Pharmaceutical Co., Ltd.	1,900	96,315
SECOM Co., Ltd.	1,300	106,433
Seiko Epson Corp.	6,000	96,667
Sekisui Chemical Co., Ltd.	7,200	113,227
Sekisui House, Ltd.	6,100	89,530
Seven & i Holdings Co., Ltd.	7,000	303,100
Seven Bank, Ltd.	26,300	82,194
Shimadzu Corp.	4,000	101,092
Shimamura Co., Ltd.	1,000	84,115
Shimano, Inc.	800	109,260
Shionogi & Co., Ltd.	3,900	249,380
Shiseido Co., Ltd.	3,600	227,144
Showa Shell Sekiyu K.K.	9,300	177,501
Sompo Holdings, Inc.	4,900	202,103
Sony Corp.	5,700	308,465
Subaru Corp.	3,700	99,806
Sumitomo Corp.	9,500	144,083
Sumitomo Mitsui Financial Group, Inc.	10,000	389,351
Sumitomo Mitsui Trust Holdings, Inc.	3,500	139,067
Sumitomo Osaka Cement Co., Ltd.	1,200	44,584
Sumitomo Realty & Development Co., Ltd.	9,000	309,240
Suntory Beverage & Food, Ltd.	4,100	167,095
Suzuki Motor Corp.	2,500	124,667
Sysmex Corp.	1,800	126,251
T&D Holdings, Inc.	8,800	140,674
Taiheiyo Cement Corp.	3,000	88,280
Taisei Corp.	2,100	89,814
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	149,277
Takashimaya Co., Ltd.	7,000	110,164
Takeda Pharmaceutical Co., Ltd.	8,800	364,844
TEIJIN, Ltd.	5,500	95,352
Toho Gas Co., Ltd.	5,300	182,490
Tohoku Electric Power Co., Inc.	19,200	242,584
Tokio Marine Holdings, Inc.	5,500	259,117
Tokyo Gas Co., Ltd.	17,300	425,457
Tokyu Corp.	6,500	107,383

12

Security	Shares	Value
Tokyu Fudosan Holdings Corp.	18,500	$104,235
Toray Industries, Inc.	32,000	226,985
Toshiba Corp.(1)	4,500	134,877
Tosoh Corp.	8,200	107,959
Toyota Motor Corp.	12,500	732,262
Trend Micro, Inc.	2,500	143,914
Tsuruha Holdings, Inc.	1,300	135,681
Ube Industries, Ltd.	3,200	69,705
Unicharm Corp.	4,000	108,515
United Urban Investment Corp.	96	145,945
USS Co., Ltd.	5,000	90,159
West Japan Railway Co.	1,300	87,435
Yahoo! Japan Corp.	24,900	77,683
Yakult Honsha Co., Ltd.	2,100	148,704
Yamaguchi Financial Group, Inc.	8,000	84,233
Yamato Holdings Co., Ltd.	3,300	90,217
Yamazaki Baking Co., Ltd.	4,400	79,311
Yokogawa Electric Corp.	4,800	94,244

		$32,480,820

Netherlands — 4.5%
ABN AMRO Group NV(3)	7,600	$186,410
Accell Group	2,450	42,572
Aegon NV	14,496	88,899
Akzo Nobel NV	11,441	960,643
Argenx SE(1)	1,000	79,351
Argenx SE ADR(1)	1,000	80,010
ASM International NV	2,469	105,990
ASML Holding NV	6,736	1,160,236
ASR Nederland NV	2,400	108,953
Cimpress NV(1)	1,473	184,110
Corbion NV	8,778	266,539
Eurocommercial Properties NV	4,350	160,828
Euronext NV(3)	1,764	108,543
Flow Traders(3)	2,849	90,863
Gemalto NV(1)	3,224	183,881
GrandVision NV(3)	5,474	138,041
IMCD NV	2,169	147,085
ING Groep NV	63,200	747,719
InterXion Holding NV(1)	3,300	194,271
Koninklijke Ahold Delhaize NV	31,358	717,801
Koninklijke KPN NV	222,500	587,072
Koninklijke Philips NV	25,141	937,655
Koninklijke Vopak NV	2,501	113,103
NN Group NV	5,540	237,877
NSI NV	1,162	45,824
NXP Semiconductors NV	4,100	307,459
PostNL NV	28,142	83,143
QIAGEN NV(1)	6,909	250,788
SBM Offshore NV	11,300	194,703
Signify NV(3)	11,700	288,224
TKH Group NV	1,737	87,739

13

Security	Shares	Value
Unilever NV	34,900	$1,875,352
Vastned Retail NV	1,000	39,581
Wolters Kluwer NV	7,850	445,366

		$11,246,631

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	51,207	$351,366
Air New Zealand, Ltd.	34,574	63,213
Auckland International Airport, Ltd.	51,500	235,513
Contact Energy, Ltd.	28,474	104,110
Fisher & Paykel Healthcare Corp., Ltd.	21,887	194,692
Fletcher Building, Ltd.(1)	75,800	300,238
Goodman Property Trust	65,888	64,540
Infratil, Ltd.	38,198	85,392
Kiwi Property Group, Ltd.	150,000	128,747
Mercury NZ, Ltd.	47,223	104,985
Precinct Properties New Zealand, Ltd.	121,300	111,801
Restaurant Brands New Zealand, Ltd.	8,227	46,117
SKYCITY Entertainment Group, Ltd.	62,322	156,079
Spark New Zealand, Ltd.	101,061	261,002
Summerset Group Holdings, Ltd.	16,945	73,863
Xero, Ltd.(1)	9,348	264,998
Z Energy, Ltd.	55,400	220,952

		$2,767,608

Norway — 2.3%
Atea ASA	18,187	$239,719
Austevoll Seafood ASA	16,139	259,371
Borr Drilling, Ltd.(1)	22,000	85,268
Borregaard ASA	15,600	140,493
DNB ASA	22,550	407,397
DNO ASA	44,400	84,873
Entra ASA(3)	19,447	263,144
Equinor ASA	18,200	470,766
Europris ASA(3)	48,800	129,864
Gjensidige Forsikring ASA	7,400	114,501
Golar LNG, Ltd.	2,320	62,130
Kongsberg Gruppen ASA	11,096	182,189
Marine Harvest ASA	17,300	418,838
Nordic Nanovector ASA(1)	4,831	31,842
REC Silicon ASA(1)	1,637,420	116,855
Salmar ASA	2,400	126,686
Sbanken ASA(3)	7,500	74,697
Scatec Solar ASA(3)	27,000	183,734
Ship Finance International, Ltd.	5,500	68,750
SpareBank 1 SMN	4,478	45,637
Storebrand ASA	14,600	121,338
Telenor ASA	44,000	806,756
Tomra Systems ASA	20,000	495,434
Veidekke ASA	15,372	160,397
Yara International ASA	14,000	601,206

		$5,691,885

14

Security	Shares	Value
Portugal — 1.1%
Altri SGPS SA	25,404	$222,635
Banco Comercial Portugues SA(1)	1,828,000	491,707
Corticeira Amorim SGPS SA	6,355	69,844
CTT-Correios de Portugal SA	69,614	266,985
EDP Renovaveis SA	4,900	44,020
EDP-Energias de Portugal SA	91,800	322,506
Galp Energia SGPS SA, Class B	21,650	376,455
Jeronimo Martins SGPS SA	34,080	418,297
NOS SGPS SA	75,600	424,033
REN - Redes Energeticas Nacionais SGPS SA	15,211	40,500
Semapa-Sociedade de Investimento e Gestao	4,106	78,313

		$2,755,295

Singapore — 2.1%
Ascendas Real Estate Investment Trust	69,500	$126,552
BOC Aviation, Ltd.(3)	11,800	84,583
CapitaLand Commercial Trust, Ltd.	94,500	118,082
CapitaLand Mall Trust	45,800	69,758
CDL Hospitality Trusts	40,000	41,890
China Aviation Oil Singapore Corp, Ltd.	40,000	39,863
ComfortDelGro Corp., Ltd.	86,500	140,845
DBS Group Holdings, Ltd.	20,600	349,529
Ezion Holdings, Ltd.(1)	226,000	9,153
Flex, Ltd.(1)	45,500	357,630
Frasers Logistics & Industrial Trust	49,500	36,445
Genting Singapore, Ltd.	491,100	312,519
Golden Agri-Resources, Ltd.	631,000	116,337
Hutchison Port Holdings Trust	196,200	48,263
Jardine Cycle & Carriage, Ltd.	11,400	249,666
Keppel Infrastructure Trust	291,400	96,845
Keppel REIT	66,000	53,877
M1, Ltd.	44,000	67,020
Mapletree Commercial Trust	104,200	121,162
Mapletree Industrial Trust	34,200	45,643
Mapletree Logistics Trust	70,400	61,524
Mapletree North Asia Commercial Trust	46,100	37,657
Midas Holdings, Ltd.(1)(4)	480,000	0
Raffles Medical Group, Ltd.	140,800	106,927
Sembcorp Industries, Ltd.	47,500	96,975
Sheng Siong Group, Ltd.	91,200	71,141
Singapore Airlines, Ltd.	22,900	156,981
Singapore Airport Terminal Services, Ltd.	25,700	92,493
Singapore Exchange, Ltd.	21,600	106,851
Singapore Post, Ltd.	72,300	54,431
Singapore Technologies Engineering, Ltd.	47,600	122,148
Singapore Telecommunications, Ltd.	315,000	719,523
StarHub, Ltd.	21,000	28,536
Suntec Real Estate Investment Trust	45,000	57,591
United Overseas Bank, Ltd.	22,300	394,275
Venture Corp., Ltd.	19,300	213,655
Wilmar International, Ltd.	267,600	611,282

		$5,417,652

15

Security	Shares	Value
Spain — 4.5%
Aena SME SA(3)	3,850	$615,160
Almirall SA	9,140	165,597
Amadeus IT Group SA	12,900	1,038,767
Banco Bilbao Vizcaya Argentaria SA	64,200	354,326
Banco de Sabadell SA	101,565	133,721
Bankia SA	20,510	64,423
Bankinter SA	11,334	92,859
Bolsas y Mercados Espanoles SHMSF SA	1,920	56,795
CaixaBank SA	34,214	138,454
Cellnex Telecom SA(3)	3,584	89,157
Cia de Distribucion Integral Logista Holdings SA	4,197	101,330
Coca-Cola European Partners PLC	19,900	905,251
Construcciones y Auxiliar de Ferrocarriles SA	2,050	76,957
Ebro Foods SA	12,141	238,322
Enagas SA	6,668	176,792
Ence Energia y Celulosa SA	28,978	243,410
Endesa SA	11,000	230,000
Ercros SA	35,810	162,756
Grifols SA	20,691	589,491
Grifols SA ADR	23,300	475,786
Grupo Catalana Occidente SA	2,596	107,237
Iberdrola SA	95,181	673,484
Industria de Diseno Textil SA	35,350	996,329
Lar Espana Real Estate Socimi SA	20,000	198,197
Mapfre SA	26,500	79,187
Merlin Properties Socimi SA	49,800	623,998
NH Hotel Group SA	14,274	88,858
Prosegur Cash SA(3)	47,137	93,371
Prosegur Cia de Seguridad SA	16,517	91,731
Red Electrica Corp. SA	7,578	156,914
Repsol SA	46,600	832,688
Siemens Gamesa Renewable Energy SA(1)	16,900	187,167
Tecnicas Reunidas SA	1,615	43,423
Telefonica SA	121,600	997,492
Tubacex SA(1)	34,340	121,692

		$11,241,122

Sweden — 4.5%
AAK AB	9,696	$146,151
Alfa Laval AB	3,749	95,656
Arjo AB, Class B	13,601	46,212
Assa Abloy AB, Class B	9,306	185,103
Attendo AB(3)	14,762	133,491
BillerudKorsnas AB	16,002	189,551
BioGaia AB, Class B	2,949	119,391
Bonava AB, Class B	4,887	55,197
Castellum AB	18,524	319,311
Com Hem Holding AB	17,822	278,050
Dios Fastigheter AB	12,669	76,313
Dometic Group AB(3)	18,000	125,710
Elekta AB, Class B	28,600	362,697
Epiroc AB, Class A(1)	7,200	63,186
Epiroc AB, Class B(1)	11,200	92,158
Essity Aktiebolag, Class B	22,241	507,572

16

Security	Shares	Value
Fabege AB	24,200	$309,019
Granges AB	7,960	84,154
Hennes & Mauritz AB, Class B	33,400	589,936
Hexpol AB	24,200	223,948
Holmen AB, Class B	8,326	190,612
Hufvudstaden AB, Class A	11,335	167,571
Husqvarna AB, Class B	9,476	71,501
Indutrade AB	3,149	75,587
Kungsleden AB	20,778	145,241
Lundin Petroleum AB	17,700	538,507
Modern Times Group MTG AB, Class B	2,700	99,667
Mycronic AB	12,782	160,322
NCC AB, Class B	4,080	60,798
NetEnt AB	26,464	135,736
Nibe Industrier AB, Class B	6,212	64,834
Nordea Bank AB	33,950	295,055
Pandox AB	5,668	96,831
Paradox Interactive AB	4,600	66,373
RaySearch Laboratories AB(1)	6,321	79,664
Recipharm AB, Class B(1)	5,050	74,728
Saab AB, Class B	1,818	71,277
Sandvik AB	10,202	161,281
Scandic Hotels Group AB(3)	6,000	54,845
Securitas AB, Class B	6,225	106,688
Skandinaviska Enskilda Banken AB, Class A	26,489	274,119
Skanska AB, Class B	3,995	62,800
Starbreeze AB(1)	33,624	24,084
Svenska Cellulosa AB SCA, Class B	41,327	390,683
Svenska Handelsbanken AB, Class A	35,900	390,227
Swedbank AB, Class A	21,000	472,385
Swedish Match AB	9,263	471,845
Swedish Orphan Biovitrum AB(1)	10,590	216,139
Telefonaktiebolaget LM Ericsson, Class B	123,900	1,078,767
Telia Co. AB	206,300	928,658
Trelleborg AB, Class B	2,484	44,817
Wallenstam AB, Class B	14,541	131,013

		$11,205,461

Switzerland — 9.1%
Adecco Group AG	4,560	$223,303
Allreal Holding AG	1,960	300,668
ALSO Holding AG	1,183	134,076
Ascom Holding AG	5,950	94,890
Baloise Holding AG	1,432	204,680
Banque Cantonale Vaudoise	202	150,978
Belimo Holding AG	28	125,228
BKW AG	1,604	101,735
Cembra Money Bank AG	2,620	219,733
Clariant AG	23,873	514,532
Comet Holding AG	2,450	247,491
Compagnie Financiere Richemont SA, Class A	35,600	2,602,025
Daetwyler Holding AG, Bearer Shares	436	66,192
DKSH Holding AG	1,552	104,636
dormakaba Holding AG	270	194,789
Emmi AG	245	178,075

17

Security	Shares	Value
Ems-Chemie Holding AG	1,030	$567,500
Flughafen Zurich AG	1,375	271,745
Forbo Holding AG	190	278,880
Geberit AG	1,101	431,083
Georg Fischer AG	150	139,552
Givaudan SA	443	1,073,795
Helvetia Holding AG	372	227,859
Inficon Holding AG	320	153,476
Intershop Holding AG	234	114,983
Julius Baer Group, Ltd.	4,417	201,436
Komax Holding AG	326	89,293
Kuehne & Nagel International AG	1,725	239,749
Landis+Gyr Group AG	4,400	266,902
LEM Holding SA	53	60,581
Mobimo Holding AG	577	128,488
Nestle SA	38,220	3,226,650
Novartis AG	19,580	1,714,666
Panalpina Welttransport Holding AG	731	89,328
Pargesa Holding SA, Bearer Shares	1,628	119,512
Partners Group Holding AG	465	331,059
PSP Swiss Property AG	4,660	449,629
Roche Holding AG PC	5,093	1,239,445
Roche Holding AG, Bearer Shares	473	115,155
Schindler Holding AG	842	174,848
Schindler Holding AG PC	1,220	257,255
SFS Group AG	1,027	100,744
SGS SA	198	470,260
Sika AG	7,980	1,023,215
Sonova Holding AG	585	95,404
Sulzer AG	1,130	113,422
Swiss Life Holding AG	703	265,182
Swiss Re AG	4,990	450,261
Swisscom AG	2,280	1,043,970
Temenos AG	4,862	668,219
Valiant Holding AG	1,138	128,502
Valora Holding AG	1,200	300,199
Vontobel Holding AG	2,114	131,163
Zurich Insurance Group AG	2,470	766,888

		$22,983,329

United Kingdom — 8.7%
3i Group PLC	7,509	$84,081
Admiral Group PLC	3,026	77,786
Antofagasta PLC	7,200	72,072
Assura PLC	171,909	114,822
AstraZeneca PLC	11,023	843,145
Auto Trader Group PLC(3)	30,000	156,761
Avast PLC(1)(3)	27,000	95,336
Aveva Group PLC	4,558	152,466
Aviva PLC	25,000	136,622
Babcock International Group PLC	11,872	92,580
BAE Systems PLC	21,824	146,336
Barratt Developments PLC	16,000	104,944
Berkeley Group Holdings PLC	3,100	138,549
BHP Billiton PLC	19,800	394,984

18

Security	Shares	Value
Big Yellow Group PLC	8,638	$95,104
BP PLC	151,000	1,090,781
British American Tobacco PLC	13,450	583,061
BT Group PLC	143,500	439,398
BTG PLC(1)	10,830	76,290
Bunzl PLC	2,708	79,886
Burberry Group PLC	6,550	151,563
Carnival PLC	2,885	157,248
Centrica PLC	169,000	317,430
Cineworld Group PLC	37,500	140,971
Cobham PLC(1)	77,000	105,694
Compass Group PLC	21,200	416,978
Computacenter PLC	4,400	61,747
ConvaTec Group PLC(3)	54,000	111,617
Croda International PLC	2,464	151,772
Daily Mail & General Trust PLC, Class A	7,483	66,809
Dechra Pharmaceuticals PLC	4,650	135,864
Derwent London PLC	4,800	179,490
Direct Line Insurance Group PLC	15,813	66,451
DS Smith PLC	32,520	163,172
Electrocomponents PLC	15,600	123,512
Elementis PLC	29,679	77,543
Essentra PLC	15,665	76,358
Experian PLC	10,400	239,192
F&C Commercial Property Trust, Ltd.	51,629	88,794
Ferguson PLC	2,207	148,795
FirstGroup PLC(1)	47,376	51,508
Fresnillo PLC	4,298	46,608
GlaxoSmithKline PLC	39,957	773,877
Great Portland Estates PLC	11,841	105,357
Greene King PLC	6,800	41,850
Halma PLC	17,200	291,890
Hammerson PLC	33,097	184,780
Howden Joinery Group PLC	23,000	137,717
HSBC Holdings PLC	93,000	765,353
Imperial Brands PLC	9,400	318,403
Indivior PLC(1)	23,948	57,636
Informa PLC	16,240	148,199
Inmarsat PLC	40,064	232,989
Intertek Group PLC	1,680	100,659
Johnson Matthey PLC	3,050	115,637
Kingfisher PLC	57,123	185,488
Land Securities Group PLC	26,800	291,533
Legal & General Group PLC	37,400	120,012
Lloyds Banking Group PLC	311,400	227,241
London Stock Exchange Group PLC	2,149	118,405
LondonMetric Property PLC	56,300	129,647
Marks & Spencer Group PLC	21,900	82,830
Meggitt PLC	11,454	77,493
Merlin Entertainments PLC(3)	10,000	41,298
Micro Focus International PLC	18,295	283,613
Mimecast, Ltd.(1)	2,500	87,150
Mondi PLC	5,400	127,164
Moneysupermarket.com Group PLC	32,372	121,345
National Grid PLC	103,454	1,092,892

19

Security	Shares	Value
NCC Group PLC	32,556	$81,546
Next PLC	1,260	83,705
Pearson PLC	19,600	225,164
Persimmon PLC	7,100	207,797
Playtech PLC	5,601	34,249
Provident Financial PLC(1)	10,491	68,387
Randgold Resources, Ltd.	1,380	108,542
Reckitt Benckiser Group PLC	6,258	506,047
RELX PLC	19,100	377,734
Rentokil Initial PLC	17,999	72,583
Rightmove PLC	44,000	253,993
Rio Tinto PLC	10,750	521,921
Rolls-Royce Holdings PLC	12,632	135,468
Rolls-Royce Holdings PLC, C Shares(1)	581,072	743
Royal Bank of Scotland Group PLC	50,000	150,525
Royal Dutch Shell PLC, Class A	30,700	978,044
Royal Mail PLC	29,400	134,973
RPC Group PLC	11,288	110,026
RSA Insurance Group PLC	15,500	111,477
Safestore Holdings PLC	11,400	77,841
Segro PLC	42,800	335,546
Severn Trent PLC	13,453	319,702
Shaftesbury PLC	10,274	117,647
Smith & Nephew PLC	9,500	154,421
Spectris PLC	4,300	117,647
Spirax-Sarco Engineering PLC	959	79,213
St. James’s Place PLC	4,600	59,447
Standard Life Aberdeen PLC	23,890	82,513
TalkTalk Telecom Group PLC	127,917	195,620
Tate & Lyle PLC	16,484	141,731
Taylor Wimpey PLC	52,000	107,069
Travis Perkins PLC	9,000	127,113
Tritax Big Box REIT PLC	103,900	189,686
Unilever PLC	8,140	431,173
UNITE Group PLC (The)	18,800	204,698
United Utilities Group PLC	43,002	398,487
Victrex PLC	1,727	58,418
WH Smith PLC	2,540	63,138
Whitbread PLC	1,688	94,912
William Hill PLC	12,074	32,457
WM Morrison Supermarkets PLC	32,300	102,333

		$21,968,314

Total Common Stocks (identified cost $234,307,233)		$246,957,817

20

Rights(1) — 0.0%(2)

Security	Shares	Value
Beni Stabili SpA SIIQ, Exp. 11/9/18	132,963	$4,127

		$4,127

Total Rights (identified cost $0)		$4,127

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(6)	800,805	$800,725

Total Short-Term Investments (identified cost $800,805)		$800,725

Total Investments — 98.5% (identified cost $235,108,038)		$247,762,669

Other Assets, Less Liabilities — 1.5%		$3,678,086

Net Assets — 100.0%		$251,440,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $6,211,316 or 2.5% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Securities are traded on separate exchanges for the same entity.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $26,194.

21

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.1%	$95,910,477
Japanese Yen	12.9	32,480,820
Swiss Franc	9.3	23,486,868
British Pound Sterling	9.1	22,768,325
Australian Dollar	8.5	21,495,213
Swedish Krona	4.5	11,205,461
Hong Kong Dollar	4.0	9,997,697
United States Dollar	3.1	7,817,480
Norwegian Krone	2.3	5,686,511
Danish Krone	2.1	5,347,199
Singapore Dollar	2.0	4,927,176
Israeli Shekel	1.6	4,136,832
Other currency, less than 1% each	1.0	2,502,610

Total Investments	98.5%	$247,762,669

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.9%	$27,419,710
Consumer Staples	10.7	26,804,234
Industrials	10.6	26,607,341
Consumer Discretionary	9.4	23,717,352
Health Care	9.4	23,515,869
Communication Services	9.1	22,955,032
Materials	9.1	22,799,184
Information Technology	8.5	21,481,020
Real Estate	8.0	20,158,009
Utilities	6.9	17,441,998
Energy	5.6	14,062,195
Short-Term Investments	0.3	800,725

Total Investments	98.5%	$247,762,669

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

The Fund did not have any open derivative instruments at October 31, 2018.

22

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$1,397,131	$72,309,543		$26,572	$73,733,246
Developed Europe	3,184,419	164,466,080		—	167,650,499
Developed Middle East	1,437,240	4,136,832		—	5,574,072
Total Common Stocks	$6,018,790	$240,912,455	**	$26,572	$246,957,817
Rights	$—	$4,127		$—	$4,127
Warrants	—	0		—	0
Short-Term Investments	—	800,725		—	800,725
Total Investments	$6,018,790	$241,717,307		$26,572	$247,762,669

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Parametric Volatility Risk Premium – Defensive Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 49.7%

Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)	5,561	$1,973,376
Harris Corp.	3,352	498,476
Raytheon Co.	4,794	839,142
United Technologies Corp.	9,195	1,142,111

		$4,453,105

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,568	$317,659
Expeditors International of Washington, Inc.	5,804	389,913

		$707,572

Airlines — 0.1%
Alaska Air Group, Inc.	6,677	$410,101

		$410,101

Auto Components — 0.1%
BorgWarner, Inc.	6,378	$251,357
Garrett Motion, Inc.(1)	863	13,086

		$264,443

Automobiles — 0.1%
Harley-Davidson, Inc.	7,941	$303,505

		$303,505

Banks — 3.1%
Bank of America Corp.	91,192	$2,507,780
Citigroup, Inc.	27,473	1,798,383
Citizens Financial Group, Inc.	8,604	321,359
JPMorgan Chase & Co.	28,697	3,128,547
People’s United Financial, Inc.	32,689	511,910
U.S. Bancorp	20,745	1,084,341
Wells Fargo & Co.	33,725	1,795,182
Zions BanCorp NA	1,885	88,689

		$11,236,191

Beverages — 0.8%
Coca-Cola Co. (The)	38,982	$1,866,458
PepsiCo, Inc.	8,342	937,474

		$2,803,932

Biotechnology — 1.5%
AbbVie, Inc.	14,685	$1,143,227
Amgen, Inc.	7,945	1,531,716
Gilead Sciences, Inc.	16,847	1,148,628
Regeneron Pharmaceuticals, Inc.(1)	1,944	659,483
Vertex Pharmaceuticals, Inc.(1)	4,484	759,859

		$5,242,913

1

Security	Shares	Value
Building Products — 0.3%
Allegion PLC	1,855	$159,029
Fortune Brands Home & Security, Inc.	4,250	190,527
Johnson Controls International PLC	17,236	551,035
Resideo Technologies, Inc.(1)	1,438	30,263

		$930,854

Capital Markets — 1.7%
Ameriprise Financial, Inc.	3,547	$451,320
Cboe Global Markets, Inc.	6,542	738,265
Charles Schwab Corp. (The)	20,258	936,730
E*TRADE Financial Corp.	5,242	259,060
Morgan Stanley	22,184	1,012,921
Nasdaq, Inc.	7,421	643,475
Northern Trust Corp.	6,690	629,328
Raymond James Financial, Inc.	7,445	570,957
S&P Global, Inc.	4,422	806,219

		$6,048,275

Chemicals — 0.9%
Air Products and Chemicals, Inc.	1,518	$234,303
CF Industries Holdings, Inc.	4,816	231,312
DowDuPont, Inc.	27,264	1,470,075
Ecolab, Inc.	2,761	422,847
FMC Corp.	1,702	132,892
LyondellBasell Industries NV, Class A	3,254	290,485
Sherwin-Williams Co. (The)	1,470	578,401

		$3,360,315

Commercial Services & Supplies — 0.2%
Cintas Corp.	1,220	$221,882
Republic Services, Inc.	5,284	384,041
Rollins, Inc.	1,576	93,299

		$699,222

Communications Equipment — 0.6%
Cisco Systems, Inc.	44,237	$2,023,843

		$2,023,843

Construction & Engineering — 0.1%
Fluor Corp.	2,321	$101,799
Jacobs Engineering Group, Inc.	2,891	217,085
Quanta Services, Inc.(1)	3,788	118,186

		$437,070

Containers & Packaging — 0.2%
Avery Dennison Corp.	3,465	$314,345
Packaging Corp. of America	3,006	275,981

		$590,326

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	5,350	$141,989

		$141,989

2

Security	Shares	Value
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	17,200	$3,530,816

		$3,530,816

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	43,030	$1,320,160
CenturyLink, Inc.	22,798	470,551
Verizon Communications, Inc.	40,885	2,334,125

		$4,124,836

Electric Utilities — 0.9%
Alliant Energy Corp.	8,824	$379,255
Entergy Corp.	3,340	280,393
Exelon Corp.	15,868	695,177
FirstEnergy Corp.	5,163	192,477
NextEra Energy, Inc.	6,386	1,101,585
Pinnacle West Capital Corp.	5,884	483,959

		$3,132,846

Electrical Equipment — 0.2%
Eaton Corp. PLC	9,447	$677,066
nVent Electric PLC	2,975	72,650

		$749,716

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	2,959	$137,031
TE Connectivity, Ltd.	5,756	434,118

		$571,149

Energy Equipment & Services — 0.3%
Helmerich & Payne, Inc.	8,176	$509,283
National Oilwell Varco, Inc.	11,006	405,021

		$914,304

Entertainment — 0.7%
Netflix, Inc.(1)	3,094	$933,707
Twenty-First Century Fox, Inc., Class B	11,328	511,799
Walt Disney Co. (The)	9,364	1,075,268

		$2,520,774

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	4,238	$518,011
American Tower Corp.	6,955	1,083,658
Apartment Investment & Management Co., Class A	7,378	317,549
Duke Realty Corp.	15,161	417,989
Essex Property Trust, Inc.	2,047	513,347
Extra Space Storage, Inc.	3,077	277,115
Host Hotels & Resorts, Inc.	12,140	231,995
Kimco Realty Corp.	16,982	273,240
Macerich Co. (The)	1,234	63,699
Public Storage	1,580	324,643
SL Green Realty Corp.	2,231	203,601
UDR, Inc.	10,043	393,585

		$4,618,432

3

Security	Shares	Value
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	1,750	$400,103
Kroger Co. (The)	18,737	557,613
Sysco Corp.	8,910	635,550
Walmart, Inc.	14,579	1,461,982

		$3,055,248

Food Products — 0.5%
Hormel Foods Corp.	12,863	$561,342
JM Smucker Co. (The)	5,435	588,719
McCormick & Co., Inc.	4,716	679,104

		$1,829,165

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	21,988	$1,515,853
Boston Scientific Corp.(1)	23,382	845,025
Cooper Cos., Inc. (The)	1,487	384,107
Dentsply Sirona, Inc.	2,473	85,640
IDEXX Laboratories, Inc.(1)	2,236	474,300
Intuitive Surgical, Inc.(1)	1,693	882,358
Medtronic PLC	15,906	1,428,677

		$5,615,960

Health Care Providers & Services — 1.8%
Aetna, Inc.	5,351	$1,061,638
Centene Corp.(1)	2,902	378,189
Cigna Corp.	2,978	636,726
DaVita, Inc.(1)	4,775	321,548
Express Scripts Holding Co.(1)	10,438	1,012,173
Henry Schein, Inc.(1)	8,142	675,786
UnitedHealth Group, Inc.	8,911	2,328,890

		$6,414,950

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	8,923	$1,578,479
Royal Caribbean Cruises, Ltd.	6,384	668,596
Starbucks Corp.	10,647	620,401

		$2,867,476

Household Durables — 0.3%
Garmin, Ltd.	2,621	$173,405
Leggett & Platt, Inc.	3,079	111,799
Newell Brands, Inc.	16,759	266,133
PulteGroup, Inc.	16,196	397,936
Whirlpool Corp.	1,073	117,772

		$1,067,045

Household Products — 0.7%
Clorox Co. (The)	4,039	$599,590
Procter & Gamble Co. (The)	21,621	1,917,350

		$2,516,940

Independent Power and Renewable Electricity Producers — 0.0%(2)
NRG Energy, Inc.	2,933	$106,145

		$106,145

4

Security	Shares	Value
Industrial Conglomerates — 1.0%
3M Co.	6,525	$1,241,447
General Electric Co.	104,411	1,054,551
Honeywell International, Inc.	8,626	1,249,217

		$3,545,215

Insurance — 1.0%
Aflac, Inc.	16,231	$699,069
Arthur J. Gallagher & Co.	5,375	397,804
Assurant, Inc.	3,323	323,029
Brighthouse Financial, Inc.(1)	12,442	493,077
Hartford Financial Services Group, Inc.	8,784	398,969
Progressive Corp. (The)	12,829	894,181
Torchmark Corp.	1,762	149,171
Unum Group	7,293	264,444

		$3,619,744

Interactive Media & Services — 2.4%
Alphabet, Inc., Class A(1)	2,356	$2,569,406
Alphabet, Inc., Class C(1)	2,402	2,586,402
Facebook, Inc., Class A(1)	21,596	3,278,057
TripAdvisor, Inc.(1)	3,538	184,471

		$8,618,336

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.(1)	3,224	$5,151,984
Booking Holdings, Inc.(1)	575	1,077,884

		$6,229,868

IT Services — 2.0%
Accenture PLC, Class A	5,781	$911,201
Akamai Technologies, Inc.(1)	785	56,716
Fidelity National Information Services, Inc.	5,034	524,039
Global Payments, Inc.	3,837	438,301
International Business Machines Corp.	3,966	457,795
Mastercard, Inc., Class A	7,135	1,410,376
PayPal Holdings, Inc.(1)	7,451	627,300
Total System Services, Inc.	2,648	241,365
VeriSign, Inc.(1)	2,040	290,782
Visa, Inc., Class A	14,828	2,044,040

		$7,001,915

Leisure Products — 0.0%(2)
Mattel, Inc.(1)	10,124	$137,484

		$137,484

Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.	6,658	$575,784

		$575,784

Machinery — 0.3%
Flowserve Corp.	1,387	$63,663
PACCAR, Inc.	11,992	686,062
Pentair PLC	10,565	424,185

		$1,173,910

5

Security	Shares	Value
Media — 0.9%
CBS Corp., Class B	10,604	$608,139
Comcast Corp., Class A	48,888	1,864,588
Discovery, Inc., Class A(1)	6,335	205,191
Discovery, Inc., Class C(1)	2,161	63,339
DISH Network Corp., Class A(1)	7,168	220,344
News Corp., Class A	6,794	89,613
News Corp., Class B	6,722	89,672

		$3,140,886

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	33,731	$392,966
Nucor Corp.	3,752	221,818

		$614,784

Multi-Utilities — 0.6%
Centerpoint Energy, Inc.	20,129	$543,684
CMS Energy Corp.	10,597	524,764
NiSource, Inc.	14,255	361,507
SCANA Corp.	8,207	328,690
WEC Energy Group, Inc.	6,473	442,753

		$2,201,398

Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	3,287	$277,094
Kohl’s Corp.	5,142	389,404
Nordstrom, Inc.	3,704	243,612

		$910,110

Oil, Gas & Consumable Fuels — 2.5%
Cabot Oil & Gas Corp.	10,584	$256,450
Chevron Corp.	19,442	2,170,699
Cimarex Energy Co.	5,369	426,674
Devon Energy Corp.	10,819	350,536
Exxon Mobil Corp.	38,378	3,057,959
Hess Corp.	7,457	428,032
Marathon Oil Corp.	16,015	304,125
Marathon Petroleum Corp.	8,620	607,279
Newfield Exploration Co.(1)	3,965	80,093
Noble Energy, Inc.	12,142	301,729
ONEOK, Inc.	12,627	828,331
Range Resources Corp.	12,788	202,690

		$9,014,597

Personal Products — 0.1%
Coty, Inc., Class A	11,989	$126,484
Estee Lauder Cos., Inc. (The), Class A	1,345	184,857

		$311,341

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	15,317	$774,121
Eli Lilly & Co.	10,603	1,149,789
Johnson & Johnson	18,115	2,535,919
Merck & Co., Inc.	27,031	1,989,752
Pfizer, Inc.	56,229	2,421,221

		$8,870,802

6

Security	Shares	Value
Professional Services — 0.3%
Equifax, Inc.	2,928	$297,016
Nielsen Holdings PLC	7,171	186,303
Robert Half International, Inc.	1,390	84,137
Verisk Analytics, Inc.(1)	3,497	419,080

		$986,536

Real Estate Management & Development — 0.0%(2)
CBRE Group, Inc., Class A(1)	2,598	$104,673

		$104,673

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	1,839	$203,412
Kansas City Southern	2,009	204,838
Union Pacific Corp.	9,437	1,379,878

		$1,788,128

Semiconductors & Semiconductor Equipment — 1.9%
Broadcom, Inc.	4,428	$989,614
Intel Corp.	46,288	2,169,981
KLA-Tencor Corp.	5,660	518,116
NVIDIA Corp.	5,877	1,239,048
Qorvo, Inc.(1)	2,243	164,883
QUALCOMM, Inc.	17,941	1,128,310
Texas Instruments, Inc.	6,295	584,365

		$6,794,317

Software — 3.1%
Adobe, Inc.(1)	5,411	$1,329,807
CA, Inc.	10,105	448,258
Microsoft Corp.	62,285	6,652,661
Oracle Corp.	22,760	1,111,598
Red Hat, Inc.(1)	3,939	676,090
salesforce.com, Inc.(1)	7,208	989,226

		$11,207,640

Specialty Retail — 1.1%
Best Buy Co., Inc.	4,022	$282,183
CarMax, Inc.(1)	6,061	411,602
Foot Locker, Inc.	1,891	89,142
Gap, Inc. (The)	4,512	123,178
Home Depot, Inc. (The)	11,384	2,002,218
L Brands, Inc.	3,011	97,617
Ross Stores, Inc.	5,748	569,052
Tiffany & Co.	2,114	235,288

		$3,810,280

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	35,684	$7,809,800
NetApp, Inc.	2,550	200,150
Seagate Technology PLC	6,054	243,552
Xerox Corp.	9,658	269,169

		$8,522,671

7

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.	10,275	$176,319
NIKE, Inc., Class B	8,065	605,198
PVH Corp.	2,492	301,009
Ralph Lauren Corp.	1,633	211,653
Under Armour, Inc., Class A(1)	7,697	170,181
Under Armour, Inc., Class C(1)	6,050	119,971

		$1,584,331

Tobacco — 0.8%
Altria Group, Inc.	23,771	$1,546,066
Philip Morris International, Inc.	14,076	1,239,673

		$2,785,739

Trading Companies & Distributors — 0.1%
Fastenal Co.	3,445	$177,108
United Rentals, Inc.(1)	920	110,464
W.W. Grainger, Inc.	696	197,643

		$485,215

Water Utilities — 0.1%
American Water Works Co., Inc.	2,534	$224,335

		$224,335

Total Common Stocks (identified cost $161,801,236)		$177,549,497

Short-Term Investments — 57.1%

U.S. Treasury Obligations — 49.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 1/3/19(3)	$10,000	$9,961,237
0.00%, 3/28/19(3)	20,000	19,807,675
0.00%, 6/20/19(3)	20,010	19,693,179
0.00%, 7/18/19	22,360	21,957,831

		$71,419,922

U.S. Treasury Notes:
0.75%, 7/15/19	10,690	10,554,705
0.875%, 9/15/19	10,000	9,846,489
1.00%, 10/15/19	21,860	21,512,887
1.25%, 4/30/19	23,500	23,363,223
1.25%, 8/31/19	25,000	24,711,914
1.50%, 1/31/19(3)	15,000	14,970,172

		$104,959,390

Total U.S. Treasury Obligations (identified cost $176,517,409)		$176,379,312

8

Other — 7.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(4)	27,576,071	$27,573,313

Total Other (identified cost $27,574,002)		$27,573,313

Total Short-Term Investments (identified cost $204,091,411)		$203,952,625

Total Investments — 106.8% (identified cost $365,892,647)		$381,502,122

Total Written Options — (0.6)% (premiums received $2,082,836)		$(2,292,215)

Other Assets, Less Liabilities — (6.2)%		$(22,047,085)

Net Assets — 100.0%		$357,162,822

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $163,685.

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	52	$14,101,048	$2,950	11/2/18	$(130)
S&P 500 Index	52	14,101,048	2,945	11/5/18	(390)
S&P 500 Index	52	14,101,048	2,910	11/7/18	(780)
S&P 500 Index	52	14,101,048	2,860	11/9/18	(3,770)
S&P 500 Index	54	14,643,396	2,860	11/12/18	(5,265)
S&P 500 Index	58	15,728,092	2,885	11/14/18	(5,075)
S&P 500 Index	60	16,270,440	2,860	11/16/18	(13,350)
S&P 500 Index	52	14,101,048	2,845	11/19/18	(19,500)
S&P 500 Index	51	13,829,874	2,795	11/21/18	(70,635)
S&P 500 Index	52	14,101,048	2,770	11/23/18	(117,000)
S&P 500 Index	56	15,185,744	2,750	11/26/18	(178,080)
S&P 500 Index	55	14,914,570	2,830	11/28/18	(44,550)

Total					$(458,525)

9

Written Put Options — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	55	$14,914,570	$2,780	11/2/18	$(377,575)
S&P 500 Index	56	15,185,744	2,775	11/5/18	(368,760)
S&P 500 Index	55	14,914,570	2,690	11/7/18	(142,725)
S&P 500 Index	55	14,914,570	2,605	11/9/18	(66,000)
S&P 500 Index	58	15,728,092	2,635	11/12/18	(108,460)
S&P 500 Index	58	15,728,092	2,680	11/14/18	(192,850)
S&P 500 Index	61	16,541,614	2,635	11/16/18	(147,620)
S&P 500 Index	57	15,456,918	2,625	11/19/18	(132,525)
S&P 500 Index	58	15,728,092	2,540	11/21/18	(71,050)
S&P 500 Index	55	14,914,570	2,495	11/23/18	(48,400)
S&P 500 Index	60	16,270,440	2,480	11/26/18	(50,400)
S&P 500 Index	55	14,914,570	2,600	11/28/18	(127,325)

Total					$(1,833,690)

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premium received from writing options can offset the equity risk premium foregone.

At October 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,292,215.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$177,549,497 *	$—	$—	$177,549,497
Short-Term Investments -
U.S. Treasury Obligations	—	176,379,312	—	176,379,312
Other	—	27,573,313	—	27,573,313
Total Investments	$177,549,497	$203,952,625	$—	$381,502,122

Liability Description
Written Call Options	$(458,525)	$—	$—	$(458,525)
Written Put Options	(1,833,690)	—	—	(1,833,690)
Total	$(2,292,215)	$—	$—	$(2,292,215)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018